Bridge Builder Municipal Bond Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 95.64%
Alabama – 1.33%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,598,979
5.00%, 09/01/2036	10,000,000	11,864,600
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,626,000
Black Belt Energy Gas District
4.00%, 07/01/2046(1)	395,000	399,377
4.00%, 10/01/2049(1)	2,000,000	2,096,480
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,124,320
5.00%, 04/01/2023	1,550,000	1,711,743
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,664,550
5.25%, 10/01/2048	1,650,000	1,840,014
5.50%, 10/01/2053	715,000	801,644
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,525,425
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	16,236,273
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,218,964
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,136,720
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	2,904,437
Southeast Alabama Gas Supply District
1.91% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,320,846
4.00%, 06/01/2049(1)	11,010,000	11,391,386
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	615,000	584,662
5.25%, 05/01/2044(3)	4,085,000	3,928,177
University of Alabama
4.00%, 01/06/2033	1,070,000	1,218,537
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	471,925

Total Alabama		77,665,059

Alaska – 0.10%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,710,988
Borough of North Slope AK
5.00%, 06/30/2021	305,000	307,943
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,042,480

Total Alaska		6,061,411

Arizona – 3.20%
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,413,280
4.92%, 01/01/2029(1)	7,125,000	7,125,000
5.00%, 02/01/2042	2,000,000	2,087,720
Arizona Industrial Development Authority
5.00%, 07/01/2049(3)	650,000	549,835
5.00%, 07/15/2049(3)	500,000	470,700
5.50%, 07/01/2052(3)	655,000	593,830
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,007,680
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,182,476
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,477,798
City of Phoenix AZ
4.00%, 07/01/2022	900,000	957,753
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,404,000
5.00%, 07/01/2026	1,675,000	1,949,097
5.00%, 07/01/2027	3,000,000	3,544,500
5.00%, 07/01/2028	4,440,000	5,314,414
5.00%, 07/01/2029	12,865,000	14,011,014
5.00%, 07/01/2030	1,500,000	1,633,125
5.00%, 07/01/2032	800,000	929,944
5.00%, 07/01/2036	3,000,000	3,513,240
5.00%, 07/01/2042	540,000	613,985
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,851,400
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	276,084
5.00%, 07/01/2033	435,000	426,304
5.00%, 07/01/2038	450,000	432,770
5.00%, 07/01/2048	915,000	846,009
Industrial Development Authority of the City of Phoenix
1.10%, 12/01/2035(1)	14,500,000	14,496,810
5.00%, 07/01/2033	415,000	466,365
5.00%, 07/01/2034	765,000	856,280
5.00%, 07/01/2037	4,750,000	5,313,112
5.00%, 07/01/2038	1,295,000	1,428,786
5.00%, 07/01/2049	525,000	572,528
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,008,350
Industrial Development Authority of the County of Yavapai
1.10%, 04/01/2029(1)	4,100,000	4,098,893
2.20%, 03/01/2028(1)	2,100,000	2,030,574
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,175,000	3,755,168
5.00%, 07/01/2047	1,000,000	1,160,260
5.00%, 01/01/2048(1)	1,000,000	1,142,350
5.00%, 01/01/2048(1)	1,300,000	1,411,150
5.75%, 01/01/2036(3)	500,000	493,330
6.00%, 01/01/2048(3)	635,000	585,210
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	5,927,450
5.00%, 07/01/2026	7,000,000	8,496,180

McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	209,606
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,282,260
5.00%, 01/01/2024	1,600,000	1,819,456
5.00%, 01/01/2033	1,000,000	1,249,420
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,118,240
State of Arizona
5.00%, 10/01/2020	840,000	855,733
5.00%, 10/01/2021	740,000	782,054
5.00%, 10/01/2024	1,075,000	1,242,722
Tempe Industrial Development Authority
4.00%, 10/01/2023(3)	1,250,000	1,211,900
5.00%, 12/01/2050	500,000	420,455
5.00%, 12/01/2054	750,000	622,260
6.00%, 10/01/2037(3)	40,000	40,408
6.13%, 10/01/2047(3)	80,000	80,645
6.13%, 10/01/2052(3)	80,000	80,597
University of Arizona
5.00%, 06/01/2038	1,955,000	2,458,940
5.00%, 06/01/2039	860,000	1,079,291
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,170,280
5.00%, 07/01/2024	320,000	369,744
5.00%, 07/01/2025	1,410,000	1,674,685

Total Arizona		186,623,450

Arkansas – 0.18%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	4,956,650
1.37%, 09/01/2023(1)	3,000,000	2,987,160
4.50%, 09/01/2049(3)	2,900,000	2,591,324

Total Arkansas		10,535,134

California – 3.55%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,432,990
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,772,850
5.00%, 10/01/2037	2,000,000	2,213,080
Alisal Union School District
5.25%, 08/01/2042	740,000	890,242
Bay Area Toll Authority
2.10%, 04/01/2045(1)	2,790,000	2,837,793
2.85%, 04/01/2047(1)	1,000,000	1,063,990
2.95%, 04/01/2047(1)	1,170,000	1,265,191
5.96% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,047,160
California Health Facilities Financing Authority
1.25%, 10/01/2036(1)	2,500,000	2,501,850
5.00%, 11/01/2032(1)	1,400,000	1,530,872
5.00%, 07/01/2034(1)	1,710,000	1,834,898
5.63%, 07/01/2025	2,130,000	2,136,859
California Housing Finance
4.00%, 03/20/2033	498,146	528,468
4.25%, 01/15/2035	525,712	563,516

California Municipal Finance Authority
4.00%, 08/15/2037	1,560,000	1,619,483
4.00%, 08/15/2042	1,000,000	1,026,310
5.00%, 08/15/2029	1,000,000	1,246,710
5.00%, 12/31/2029	2,300,000	2,555,254
5.00%, 08/15/2034	1,065,000	1,297,947
5.00%, 12/31/2043	10,835,000	11,549,352
5.00%, 12/31/2047	555,000	587,656
5.00%, 05/15/2049	1,000,000	1,060,690
5.00%, 10/01/2049(3)	515,000	469,953
5.00%, 10/01/2057(3)	1,000,000	887,920
California Pollution Control Financing Authority
1.17%, 11/01/2042(1)(3)	2,100,000	2,099,853
California Public Finance Authority
5.00%, 07/01/2027(3)	180,000	158,753
5.00%, 07/01/2047(3)	140,000	114,597
5.00%, 10/15/2047	1,775,000	1,993,591
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,856,525
5.00%, 03/01/2025	3,280,000	3,856,230
5.00%, 11/01/2037	235,000	253,377
5.00%, 09/01/2039	10,705,000	12,083,697
California Statewide Communities Development Authority
4.00%, 09/02/2029	200,000	216,990
5.00%, 10/01/2028	1,100,000	1,165,912
5.00%, 11/01/2032(3)	1,135,000	1,192,635
5.00%, 01/01/2038	750,000	887,093
5.00%, 09/02/2039	745,000	818,859
5.00%, 05/15/2040	400,000	442,028
5.00%, 11/01/2041(3)	875,000	894,346
5.00%, 04/01/2042	2,000,000	2,114,080
5.00%, 01/01/2043	1,000,000	1,172,060
5.00%, 09/02/2044	500,000	554,210
5.00%, 09/02/2044	700,000	762,489
5.00%, 09/02/2044	1,430,000	1,588,659
5.00%, 02/01/2045	1,175,000	1,282,654
5.00%, 04/01/2046(1)	4,300,000	5,568,113
5.00%, 01/01/2048	2,840,000	3,302,579
5.00%, 09/02/2049	700,000	757,827
5.25%, 12/01/2048(3)	800,000	864,056
5.25%, 12/01/2056(3)	1,000,000	1,062,460
5.38%, 11/01/2049(3)	100,000	102,294
5.50%, 12/01/2054	1,960,000	2,089,105
5.50%, 12/01/2058(3)	4,845,000	5,296,506
City of Los Angeles Department of Airports
5.00%, 05/15/2033	1,250,000	1,492,388
5.00%, 05/15/2035	8,280,000	8,313,120
5.00%, 05/15/2040	1,095,000	1,231,130
5.00%, 05/15/2040	13,740,000	13,790,838
5.25%, 05/15/2031	4,805,000	5,710,646
5.25%, 05/15/2032	3,210,000	3,762,762
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,471,150

Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,503,928
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	285,368
5.00%, 04/01/2036	200,000	227,830
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	926,590
5.00%, 06/01/2021	285,000	295,129
5.00%, 06/01/2022	400,000	425,696
5.00%, 06/01/2023	455,000	496,441
5.00%, 06/01/2024	255,000	284,733
5.00%, 06/01/2047	925,000	887,547
5.25%, 06/01/2047	2,500,000	2,443,550
5.30%, 06/01/2037	1,000,000	1,002,750
Irvine Unified School District
5.00%, 03/01/2057	800,000	873,256
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,427,040
5.00%, 12/01/2030	2,520,000	2,993,760
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,999,761
5.00%, 08/01/2028	1,000,000	1,174,650
5.00%, 08/01/2029	775,000	908,626
5.00%, 08/01/2030	2,530,000	2,960,581
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,454,725
5.00%, 03/01/2030	1,700,000	1,959,148
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,063,462
Orchard School District
0.00%, 08/01/2022	2,940,000	2,848,331
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,035,326
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	945,000	1,112,841
State of California
1.82% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	750,600
4.00%, 03/01/2025	3,500,000	3,955,945
4.00%, 03/01/2026	375,000	432,428
5.00%, 08/01/2022	1,535,000	1,670,709
5.00%, 08/01/2023	3,000,000	3,370,470
5.00%, 09/01/2026	2,000,000	2,451,300
5.00%, 08/01/2027	620,000	738,426
5.00%, 08/01/2029	935,000	1,134,725
5.00%, 09/01/2029	370,000	449,950
5.00%, 08/01/2030	3,500,000	4,230,625
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	4,590,000	4,590,229
University of California
0.50%, 05/15/2048(1)	12,700,000	12,700,000

Total California		207,311,122

Colorado – 3.04%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,510,307

Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	703,882
5.13%, 12/01/2047	1,075,000	978,282
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,505,684
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	481,890
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,322,972
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	508,657
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	726,029
5.13%, 12/01/2048	1,450,000	1,396,176
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	499,950
City & County of Denver CO
5.00%, 10/01/2032	10,045,000	9,907,383
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,804,385
5.00%, 11/15/2029	3,070,000	3,649,340
5.00%, 12/01/2031	7,000,000	8,359,890
5.00%, 12/01/2032	375,000	446,149
5.00%, 12/01/2035	5,500,000	6,481,640
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	950,316
2.33% (1 Month LIBOR USD + 1.25%), 10/01/2039(2)	2,000,000	2,001,720
2.80%, 05/15/2042(1)	3,915,000	4,004,771
4.00%, 11/01/2039	3,775,000	4,223,093
5.00%, 12/01/2022	1,855,000	1,921,873
5.00%, 11/01/2023	1,350,000	1,524,717
5.00%, 01/01/2024	125,000	124,485
5.00%, 11/01/2024	1,125,000	1,306,260
5.00%, 11/01/2025	1,715,000	2,037,214
5.00%, 01/01/2026	100,000	99,303
5.00%, 11/01/2026	1,330,000	1,615,511
5.00%, 01/01/2031	100,000	97,958
5.00%, 11/15/2036(1)	6,770,000	7,602,710
5.00%, 01/01/2037	250,000	241,452
5.00%, 10/01/2038(1)	630,000	662,168
5.00%, 02/01/2041	500,000	513,245
5.00%, 08/01/2044	2,200,000	2,368,432
5.00%, 09/01/2046	1,000,000	1,142,620
5.00%, 08/01/2049(1)	13,830,000	16,185,941
5.00%, 11/15/2049(1)	2,585,000	3,104,275
5.25%, 02/01/2031	2,250,000	2,314,215
5.25%, 05/15/2037	475,000	456,309
5.25%, 01/01/2040	540,000	594,135
6.13%, 12/01/2045(3)	375,000	383,498
6.25%, 12/01/2050(3)	205,000	210,373
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	656,945
5.00%, 12/31/2051	2,150,000	2,184,314
5.00%, 12/31/2056	1,925,000	1,951,623

Colorado Housing & Finance Authority
4.25%, 11/01/2049	570,000	624,310
4.25%, 11/01/2049	1,115,000	1,218,940
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	568,789
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	722,122
5.00%, 12/01/2049	1,500,000	1,334,805
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	486,655
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	841,950
County of El Paso CO
4.00%, 12/01/2033	800,000	942,000
4.00%, 12/01/2035	875,000	1,018,246
5.00%, 12/01/2031	600,000	779,316
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,719,207
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,068,948
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,316,752
5.63%, 12/01/2048	2,130,000	2,054,981
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,088,306
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	465,220
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	939,240
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	726,211
1.67% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	276,342
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,226,480
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,573,900
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	647,122
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	466,370
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,000,691
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	770,737
Regional Transportation District
5.00%, 06/01/2031	1,315,000	1,699,164
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,235,678
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	710,122
5.50%, 12/01/2046	1,500,000	1,478,580
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	859,809
5.00%, 12/01/2046	1,880,000	1,891,524

Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	484,225
Southlands Metropolitan District No 1
3.00%, 12/01/2022	232,000	227,622
3.50%, 12/01/2027	500,000	481,795
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	475,735
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	506,204
5.00%, 12/01/2038	500,000	475,950
University of Colorado
2.00%, 06/01/2054(1)	10,955,000	11,243,555
5.00%, 06/01/2047	500,000	612,555
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,066,665
5.00%, 11/15/2047(1)	9,495,000	10,717,101
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	105,449
5.00%, 12/01/2024	200,000	223,342
5.00%, 12/15/2024	135,000	153,236
5.00%, 12/01/2025	180,000	204,914
5.00%, 12/15/2025	85,000	98,388
5.00%, 12/01/2026	195,000	226,352
5.00%, 12/01/2027	205,000	241,533
5.00%, 12/01/2028	210,000	251,374
5.00%, 12/15/2028	130,000	149,863
5.00%, 12/01/2029	210,000	255,062
5.00%, 12/15/2029	5,000	5,754
5.00%, 12/15/2030	500,000	574,275
5.00%, 12/01/2031	230,000	277,569
5.00%, 12/01/2032	250,000	300,953
5.00%, 12/01/2035	100,000	119,179
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	577,428
5.00%, 12/01/2049	1,000,000	919,000

Total Colorado		177,489,687

Connecticut – 2.12%
City of Bridgeport CT
5.00%, 09/15/2029	2,600,000	3,271,242
5.00%, 09/15/2030	2,250,000	2,805,998
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,459,060
5.00%, 07/15/2022	2,250,000	2,436,750
5.00%, 07/15/2023	2,000,000	2,231,440
5.00%, 07/15/2026	2,430,000	2,845,165
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,529,464
5.00%, 03/01/2028	1,490,000	1,811,244
5.00%, 03/01/2033	1,900,000	2,273,977
City of New Haven CT
5.00%, 08/15/2023	900,000	1,013,868
5.00%, 08/15/2029	2,000,000	2,249,100
5.00%, 08/15/2031	1,000,000	1,115,910
5.25%, 08/01/2023	1,115,000	1,207,322

City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,602,809
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,287,362
3.40%, 11/15/2042	815,000	826,337
Connecticut State Health & Educational Facilities Authority
1.10%, 07/01/2048(1)	9,000,000	8,933,580
1.80%, 07/01/2049(1)	2,005,000	2,007,326
1.80%, 07/01/2049(1)	5,280,000	5,279,947
2.00%, 07/01/2042(1)	4,370,000	4,536,104
2.05%, 07/01/2035(1)	6,570,000	6,590,564
4.00%, 07/01/2021(3)	875,000	888,965
4.00%, 07/01/2022(3)	1,010,000	1,037,502
4.00%, 07/01/2044	710,000	670,354
4.00%, 07/01/2046	880,000	887,172
4.00%, 07/01/2049	645,000	597,986
5.00%, 11/01/2023	695,000	783,647
5.00%, 11/01/2024	475,000	551,532
5.00%, 07/01/2025(3)	435,000	477,852
5.00%, 11/01/2028	1,245,000	1,572,497
5.00%, 07/01/2029(3)	440,000	506,286
5.00%, 07/01/2029	1,000,000	1,203,240
5.00%, 07/01/2043	1,750,000	1,818,810
5.00%, 07/01/2049(3)	1,550,000	1,697,901
5.00%, 07/01/2053(1)	2,625,000	3,120,626
5.00%, 07/01/2053(1)	3,445,000	3,938,496
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,153,000
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)	955,000	965,161
State of Connecticut
5.00%, 09/01/2022	5,725,000	6,190,099
5.00%, 11/01/2022	315,000	331,049
5.00%, 04/15/2023	3,200,000	3,521,024
5.00%, 01/15/2026	850,000	996,421
5.00%, 04/15/2026	1,500,000	1,768,155
5.00%, 06/15/2027	1,680,000	1,941,492
5.00%, 09/15/2027	1,000,000	1,213,940
5.00%, 03/01/2029	1,500,000	1,676,475
5.00%, 04/15/2030	565,000	698,504
5.00%, 06/15/2032	710,000	812,815
5.00%, 11/15/2032	200,000	230,998
5.00%, 04/15/2034	645,000	788,177
5.00%, 04/15/2035	225,000	273,940
5.00%, 01/15/2040	3,205,000	3,898,177
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,001,673
5.00%, 01/01/2038	4,400,000	5,119,752
Town of Hamden CT
5.00%, 08/15/2026	500,000	571,580
5.00%, 08/15/2026	1,335,000	1,604,537
5.00%, 01/01/2040	1,875,000	1,758,469
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,634,043
5.25%, 11/15/2034	3,705,000	4,668,115

Total Connecticut		123,885,031

Delaware – 0.27%
County of Kent DE
5.00%, 07/01/2040	645,000	622,651
5.00%, 07/01/2048	2,305,000	2,165,617
County of Sussex DE
5.00%, 01/01/2036	2,425,000	2,484,800
Delaware State Economic Development Authority
5.00%, 09/01/2036	1,225,000	1,318,173
5.00%, 08/01/2039	715,000	771,928
5.00%, 09/01/2046	700,000	738,696
5.00%, 11/15/2048	2,000,000	2,004,060
5.00%, 08/01/2049	900,000	956,547
5.00%, 08/01/2054	835,000	883,731
5.40%, 02/01/2031	500,000	505,050
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,649,826
5.00%, 06/01/2043	1,000,000	1,176,640
5.00%, 06/01/2048	500,000	583,435

Total Delaware		15,861,154

District of Columbia – 1.65%
District of Columbia
5.00%, 10/01/2022	3,730,000	4,085,357
5.00%, 03/01/2024	400,000	458,696
5.00%, 12/01/2027	6,770,000	6,811,500
5.00%, 12/01/2033	5,000,000	6,355,650
5.00%, 06/01/2034	1,000,000	1,173,520
5.00%, 06/01/2034	2,100,000	2,582,202
5.00%, 06/01/2035	3,000,000	3,419,670
5.00%, 12/01/2036	670,000	707,580
5.00%, 07/01/2042	730,000	676,360
5.00%, 06/01/2046	3,370,000	3,599,733
5.00%, 07/01/2052	915,000	823,372
District of Columbia Housing Finance Agency
2.45%, 11/01/2021(1)	13,750,000	13,823,700
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	203,620
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,181,594
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,083,910
5.00%, 10/01/2023	850,000	942,463
5.00%, 10/01/2024	1,325,000	1,505,067
5.00%, 10/01/2024	1,500,000	1,717,110
5.00%, 10/01/2025	1,185,000	1,388,938
5.00%, 10/01/2027	500,000	600,545
5.00%, 10/01/2030	1,480,000	1,592,110
5.00%, 10/01/2030	5,250,000	6,218,835
5.00%, 10/01/2031	5,335,000	6,392,397
5.00%, 10/01/2037	1,000,000	1,157,640
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	626,950
4.00%, 10/01/2038	415,000	429,181
4.00%, 10/01/2053	1,705,000	1,750,165

5.00%, 10/01/2033	1,250,000	1,435,863
5.00%, 10/01/2034	1,500,000	1,718,385
5.00%, 10/01/2053	4,890,000	5,035,771
6.50%, 10/01/2041	2,000,000	2,464,580
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,478,973
5.00%, 10/01/2024	1,030,000	1,171,409
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,584,003

Total District of Columbia		96,196,849

Florida – 6.81%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,251,200
5.00%, 12/01/2036	1,000,000	1,132,110
5.00%, 12/01/2044	3,350,000	3,720,175
6.00%, 11/15/2034	35,000	27,999
6.38%, 11/15/2049	300,000	239,928
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,491,609
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	265,000	265,591
Central Florida Expressway Authority
5.00%, 07/01/2035	5,000,000	6,441,950
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	370,414
5.00%, 06/01/2022	2,150,000	2,300,199
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	2,580,000	3,160,939
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,873,819
5.00%, 08/15/2029	2,500,000	3,245,150
5.00%, 08/15/2030	1,700,000	2,189,158
5.00%, 08/15/2031	2,250,000	2,885,513
5.00%, 08/15/2032	1,200,000	1,532,544
5.00%, 08/15/2033	1,200,000	1,528,344
5.00%, 06/01/2053(3)	1,015,000	955,562
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,953,338
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,452,360
5.00%, 10/01/2031	1,120,000	1,436,086
5.00%, 10/01/2032	1,300,000	1,569,750
5.00%, 10/01/2032	1,680,000	2,142,823
5.00%, 10/01/2035	1,200,000	1,507,800
5.00%, 10/01/2036	1,000,000	1,252,770
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	280,515
5.00%, 08/15/2024	400,000	462,576
5.00%, 08/15/2025	700,000	831,796
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,608,804
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,257,486

County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,269,656
5.00%, 10/01/2022	1,500,000	1,619,730
5.00%, 10/01/2023	3,620,000	3,968,606
5.00%, 10/01/2026	1,000,000	1,159,980
5.00%, 10/01/2026	1,500,000	1,739,970
5.00%, 10/01/2027	1,650,000	1,940,483
5.00%, 10/01/2027	3,500,000	4,116,175
5.00%, 10/01/2028	1,500,000	1,785,570
5.00%, 10/01/2029	500,000	563,370
5.00%, 10/01/2029	1,150,000	1,383,968
5.00%, 10/01/2030	405,000	470,954
5.00%, 10/01/2036	1,500,000	1,717,275
5.00%, 10/01/2040	10,000,000	11,180,200
5.00%, 10/01/2042	110,000	120,253
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2037	11,250,000	12,706,088
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,428,921
5.00%, 10/01/2030	1,680,000	2,156,582
5.00%, 10/01/2031	1,375,000	1,751,090
5.00%, 10/01/2035	1,805,000	2,251,864
County of Escambia FL
1.75%, 04/01/2039(1)	10,000,000	10,000,000
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,121,090
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,481,349
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,105,990
5.00%, 10/01/2024	1,785,000	2,065,174
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,014,870
5.00%, 10/01/2021	690,000	720,595
5.00%, 10/01/2022	485,000	492,842
5.00%, 10/01/2031	3,000,000	3,264,120
5.00%, 10/01/2034	5,520,000	6,074,484
5.00%, 10/01/2035	1,000,000	1,098,230
5.00%, 10/01/2037	2,990,000	3,314,475
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,931,693
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,697,560
5.00%, 10/01/2032	1,275,000	1,492,961
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	8,046,570
6.25%, 10/01/2038	2,000,000	2,265,580
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,307,192
County of St Lucie FL
0.95%, 09/01/2028(1)	5,000,000	5,000,000
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	730,000	775,333
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,374,961

Esplanade Lake Club Community Development District
3.25%, 11/01/2025	250,000	239,250
3.25%, 11/01/2025	250,000	239,250
Florida Development Finance Corp.
5.00%, 05/01/2029(3)	1,525,000	1,533,967
5.00%, 02/15/2031	750,000	797,655
5.00%, 02/15/2038	600,000	637,776
5.00%, 02/15/2048	1,600,000	1,689,264
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,109,070
5.00%, 10/01/2033	1,000,000	1,097,720
5.00%, 06/01/2048(3)	1,110,000	1,056,820
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,131,288
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,074,230
5.00%, 10/01/2024	8,935,000	10,066,975
5.00%, 10/01/2030	1,000,000	1,167,300
5.00%, 10/01/2031	2,000,000	2,287,700
5.00%, 10/01/2033	2,000,000	2,282,140
5.00%, 10/01/2046	1,000,000	1,110,770
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,476,130
Harbor Bay Community Development District
3.10%, 05/01/2024	100,000	97,338
3.10%, 05/01/2024	500,000	486,690
3.10%, 05/01/2024	560,000	546,129
Hernando County School District
5.00%, 07/01/2024	805,000	925,090
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	452,419
5.00%, 10/01/2033	465,000	559,948
5.00%, 10/01/2034	2,150,000	2,580,774
5.00%, 10/01/2035	2,275,000	2,721,492
5.00%, 10/01/2036	2,650,000	3,160,787
5.00%, 10/01/2040	12,500,000	13,952,500
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,085,940
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,347,046
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	315,000	301,874
3.40%, 05/01/2030	370,000	344,352
3.50%, 05/01/2024	225,000	221,495
4.00%, 05/01/2022	365,000	366,088
4.00%, 05/01/2040	600,000	540,714
4.00%, 05/01/2050	1,000,000	855,910
4.35%, 05/01/2024	1,565,000	1,570,055
4.55%, 05/01/2024(3)	950,000	953,078
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	1,973,580
5.63%, 12/01/2037(3)	250,000	227,927
5.75%, 12/01/2052(3)	750,000	664,912

Lee County School Board
5.00%, 08/01/2027	6,495,000	8,107,059
5.00%, 08/01/2028	3,275,000	4,165,997
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,272,826
5.00%, 04/01/2035	6,555,000	7,887,959
5.00%, 04/01/2037	2,060,000	2,445,426
LT Ranch Community Development District
3.00%, 05/01/2025	835,000	798,786
Manatee County School District
5.00%, 10/01/2025	520,000	625,222
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,690,957
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	907,048
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,174,532
5.00%, 04/01/2045	1,010,000	1,116,212
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,449,800
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	128,843
5.00%, 08/01/2026	155,000	185,922
5.00%, 08/01/2027	345,000	423,087
5.00%, 08/01/2028	400,000	488,704
5.00%, 08/01/2029	480,000	584,837
5.00%, 08/01/2030	680,000	826,316
5.00%, 08/01/2032	750,000	906,967
Miami-Dade County Industrial Development Authority
1.50%, 09/01/2027(1)	6,500,000	6,482,710
Monroe County School District
5.00%, 06/01/2033	500,000	607,340
5.00%, 06/01/2035	500,000	603,570
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,706,043
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	881,370
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,175,770
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	56,674
5.00%, 05/15/2024	615,000	645,744
5.00%, 12/01/2024	105,000	120,318
7.50%, 06/01/2049	100,000	104,874
7.50%, 06/01/2049	1,875,000	1,966,931
Palm Beach County School District
5.00%, 08/01/2023	500,000	561,745
5.00%, 08/01/2024	220,000	254,731
5.00%, 08/01/2026	1,065,000	1,301,089
5.00%, 08/01/2026	3,750,000	4,581,300
5.00%, 08/01/2030	4,520,000	5,276,693
5.00%, 08/01/2032	3,000,000	3,482,280
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	375,000	374,970

Portico Community Development District
2.80%, 05/01/2025	1,000,000	949,730
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	727,687
5.00%, 01/01/2047	875,000	840,044
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,506,550
5.00%, 05/01/2026	1,000,000	1,171,520
5.00%, 05/01/2028	2,785,000	3,215,422
5.00%, 02/01/2029	8,000,000	9,392,240
5.00%, 02/01/2030	500,000	584,905
5.00%, 05/01/2031(1)	5,000,000	5,675,750
5.00%, 05/01/2031	5,000,000	5,791,200
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,085,600
5.00%, 07/01/2028	1,500,000	1,859,475
5.00%, 07/01/2029	2,545,000	3,146,205
5.00%, 07/01/2030	5,500,000	6,453,095
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,435,634
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,614,925
5.00%, 07/01/2030	1,500,000	1,931,730
5.00%, 07/01/2031	1,000,000	1,283,410
State of Florida
5.00%, 06/01/2023	2,425,000	2,711,562
5.00%, 06/01/2024	2,415,000	2,786,644
5.00%, 07/01/2024	2,460,000	2,853,477
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,622,670
5.00%, 07/01/2024	4,000,000	4,636,200
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,711,547
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,106,500
Tolomato Community Development District
2.00%, 05/01/2021	580,000	581,607
2.00%, 05/01/2022	605,000	610,130
2.00%, 05/01/2023	1,255,000	1,272,219
2.00%, 05/01/2024	1,300,000	1,320,059
2.10%, 05/01/2025	1,345,000	1,371,564
3.50%, 05/01/2024	650,000	638,099
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,590,379
Village Community Development District No 13
3.00%, 05/01/2029	1,000,000	945,390
3.38%, 05/01/2034	1,000,000	929,470
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	812,009
5.00%, 10/15/2044	390,000	453,465
5.00%, 10/15/2049	730,000	842,230
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,427,684
West Villages Improvement District
4.00%, 05/01/2024	400,000	398,888

Westside Community Development District
3.50%, 05/01/2024(3)	570,000	558,936

Total Florida		397,494,058

Georgia – 2.74%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	2,346,520
7.00%, 01/01/2040	985,000	1,054,984
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	2,919,180
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,662,808
5.00%, 07/01/2031	650,000	812,110
5.00%, 07/01/2032	1,000,000	1,241,400
5.00%, 07/01/2033	1,135,000	1,399,954
5.00%, 07/01/2037	1,800,000	2,157,444
Burke County Development Authority
2.25%, 10/01/2032(1)	2,800,000	2,754,444
2.93%, 11/01/2053(1)	2,940,000	2,947,615
3.25%, 11/01/2045(1)	3,000,000	3,044,820
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,879,555
City of East Point GA
5.00%, 08/01/2020	415,000	419,802
5.00%, 08/01/2021	250,000	261,512
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,336,679
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,280,581
5.00%, 07/01/2054(1)	3,300,000	3,828,132
DeKalb County Hospital Authority
6.13%, 09/01/2040	550,000	560,956
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,540,428
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	330,375
5.00%, 06/15/2044	580,000	714,902
5.00%, 04/01/2047	1,000,000	1,162,330
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	626,537
5.00%, 11/01/2047(3)	500,000	483,285
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,450,319
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	642,796
5.00%, 04/01/2054(3)	550,000	491,695
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	800,371
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	688,353
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	566,285
Macon-Bibb County Housing Authority
2.04%, 04/01/2021(1)	15,000,000	15,000,000

Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	955,750
Main Street Natural Gas, Inc.
1.81% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,370,496
1.89% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,695,682
4.00%, 04/01/2048(1)	3,600,000	3,708,576
4.00%, 08/01/2048(1)	7,975,000	8,232,991
4.00%, 08/01/2049(1)	17,670,000	18,854,243
4.00%, 03/01/2050(1)	20,000,000	20,825,800
5.00%, 05/15/2027	3,000,000	3,316,170
5.00%, 05/15/2028	2,500,000	2,781,250
5.00%, 05/15/2043	4,520,000	4,863,158
Monroe County Development Authority
2.35%, 10/01/2048(1)	500,000	503,670
Municipal Electric Authority of Georgia
5.00%, 01/01/2024	830,000	898,434
5.00%, 01/01/2025	350,000	386,389
5.00%, 01/01/2025	900,000	993,573
5.00%, 01/01/2026	300,000	335,724
5.00%, 01/01/2026	320,000	358,106
5.00%, 01/01/2027	300,000	341,076
5.00%, 01/01/2028	25,000	28,886
5.00%, 01/01/2028	750,000	866,580
5.00%, 01/01/2030	1,000,000	1,165,640
5.00%, 01/01/2031	685,000	802,478
5.00%, 01/01/2049	3,610,000	3,859,271
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,104,782
5.00%, 04/01/2044	1,000,000	1,076,790
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	125,934
State of Georgia
5.00%, 07/01/2023	1,000,000	1,123,220

Total Georgia		159,980,841

Guam – 0.07%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,568,321
Territory of Guam
5.00%, 11/15/2031	2,410,000	2,419,206

Total Guam		3,987,527

Hawaii – 0.16%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,482,328
5.00%, 10/01/2029	2,000,000	2,385,880
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,164,065
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,454,214
5.00%, 07/01/2032	1,500,000	1,704,525

Total Hawaii		9,191,012

Idaho – 0.07%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,501,577
Idaho Housing & Finance Association
4.00%, 01/01/2050	280,000	303,122

Total Idaho		3,804,699

Illinois – 9.97%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	450,429
Chicago Board of Education
0.00%, 12/01/2025	265,000	218,053
0.00%, 12/01/2025	345,000	280,164
5.00%, 12/01/2021	1,000,000	1,010,380
5.00%, 12/01/2023	2,000,000	2,036,980
5.00%, 12/01/2024	130,000	132,777
5.00%, 12/01/2024	2,175,000	2,221,458
5.00%, 12/01/2025	475,000	486,191
5.00%, 12/01/2025	1,160,000	1,187,330
5.00%, 12/01/2025	2,500,000	2,892,050
5.00%, 12/01/2026	145,000	148,803
5.00%, 12/01/2026	3,660,000	3,756,002
5.00%, 12/01/2027	850,000	873,358
5.00%, 12/01/2028	1,270,000	1,305,738
5.00%, 12/01/2029	540,000	554,996
5.00%, 12/01/2029	905,000	930,132
5.00%, 12/01/2030	2,000,000	2,047,360
5.00%, 12/01/2030	2,220,000	2,272,570
5.00%, 12/01/2031	2,185,000	2,231,519
5.00%, 12/01/2033	300,000	304,680
5.00%, 12/01/2034	250,000	298,415
5.00%, 12/01/2041	785,000	768,939
5.00%, 12/01/2042	200,000	198,100
5.00%, 12/01/2046	1,455,000	1,418,363
5.25%, 12/01/2041	3,000,000	3,004,170
6.50%, 12/01/2046	100,000	107,966
6.75%, 12/01/2030(3)	1,500,000	1,649,265
7.00%, 12/01/2046(3)	400,000	447,408
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,113,200
5.00%, 01/01/2027	1,800,000	2,054,844
5.00%, 01/01/2032	2,000,000	2,191,100
5.00%, 01/01/2034	1,000,000	1,094,790
5.00%, 01/01/2041	835,000	951,842
5.00%, 01/01/2046	300,000	338,886
5.50%, 01/01/2028	5,000,000	5,445,650
Chicago O’Hare International Airport
5.00%, 01/01/2021	1,535,000	1,572,761
5.00%, 01/01/2022	520,000	549,406
5.00%, 01/01/2023	1,000,000	1,082,270
5.00%, 01/01/2024	865,000	947,979
5.00%, 01/01/2025	415,000	463,248
5.00%, 01/01/2027	385,000	443,859
5.00%, 01/01/2028	1,000,000	1,145,790
5.00%, 01/01/2030	520,000	608,556
5.00%, 01/01/2030	2,000,000	2,207,940
5.00%, 01/01/2030	2,000,000	2,235,380
5.00%, 01/01/2031	660,000	748,783
5.00%, 01/01/2031	700,000	772,121
5.00%, 01/01/2031	835,000	973,259

5.00%, 01/01/2032	1,140,000	1,323,221
5.00%, 01/01/2032	1,300,000	1,432,717
5.00%, 01/01/2032	10,225,000	11,394,331
5.00%, 01/01/2033	345,000	389,157
5.00%, 01/01/2033	1,200,000	1,389,576
5.00%, 01/01/2033	2,520,000	2,804,609
5.00%, 07/01/2033	550,000	607,948
5.00%, 01/01/2034	400,000	450,320
5.00%, 01/01/2035	1,285,000	1,479,922
5.00%, 01/01/2036	430,000	481,295
5.00%, 01/01/2042	500,000	552,325
5.00%, 01/01/2048	1,025,000	1,148,205
5.00%, 01/01/2053	615,000	701,383
Chicago Park District
4.00%, 01/01/2022	500,000	511,600
5.00%, 01/01/2025	500,000	508,255
5.00%, 01/01/2029	3,000,000	3,335,820
5.00%, 01/01/2036	480,000	495,557
Chicago Transit Authority
5.00%, 06/01/2022	265,000	284,393
5.00%, 06/01/2023	240,000	265,202
5.00%, 06/01/2024	200,000	227,286
5.00%, 06/01/2025	200,000	233,296
5.00%, 06/01/2026	160,000	191,184
5.00%, 06/01/2026	8,275,000	9,887,797
5.25%, 06/01/2024	2,000,000	2,063,220
City of Chicago IL
5.00%, 01/01/2022	460,000	491,367
5.00%, 01/01/2027	500,000	588,425
5.00%, 01/01/2030	2,000,000	2,072,060
5.00%, 01/01/2031	1,000,000	1,032,920
5.00%, 01/01/2035	750,000	760,778
5.00%, 01/01/2035	2,650,000	2,675,917
5.00%, 01/01/2039	1,200,000	1,211,160
5.25%, 01/01/2027	2,435,000	2,520,517
5.50%, 01/01/2035	1,000,000	1,037,480
5.75%, 01/01/2034	2,000,000	2,135,460
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,019,380
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	487,526
5.00%, 01/01/2024	500,000	551,180
5.00%, 01/01/2028	2,900,000	3,225,612
5.00%, 01/01/2029	1,300,000	1,443,468
5.00%, 01/01/2030	1,000,000	1,198,800
5.00%, 01/01/2030	1,310,000	1,500,291
5.00%, 01/01/2033	2,000,000	2,273,900
5.00%, 01/01/2039	1,000,000	1,118,170
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,081,355
5.00%, 11/01/2020	1,030,000	1,050,384
5.00%, 11/01/2021	1,525,000	1,606,572
5.00%, 11/01/2022	1,000,000	1,080,740
5.00%, 11/01/2023	650,000	719,674

5.00%, 11/01/2024	250,000	280,805
5.00%, 11/01/2024	1,000,000	1,123,220
5.00%, 11/01/2024	1,150,000	1,291,703
5.00%, 11/01/2025	1,000,000	1,138,210
5.00%, 11/01/2026	1,000,000	1,135,850
5.00%, 11/01/2033	500,000	559,760
City of Springfield IL
5.00%, 12/01/2024	340,000	386,957
5.00%, 12/01/2025	395,000	459,930
5.00%, 12/01/2026	160,000	184,027
City of Waukegan IL
4.00%, 12/30/2024	540,000	594,724
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,182,809
Cook County Township High School District No 227 Rich Township
1.38%, 12/01/2040(1)	3,250,000	3,238,853
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	989,697
County of Cook IL
5.00%, 11/15/2023	3,090,000	3,453,353
5.00%, 11/15/2026	1,000,000	1,007,360
5.00%, 11/15/2026	1,450,000	1,501,156
5.00%, 11/15/2029	1,000,000	1,025,180
5.00%, 11/15/2030	500,000	511,900
5.00%, 11/15/2034	1,200,000	1,222,440
5.25%, 11/15/2022	405,000	408,775
5.25%, 11/15/2028	1,035,000	1,054,323
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,183,171
5.00%, 11/15/2033	2,795,000	3,406,518
5.25%, 11/15/2035	3,000,000	3,682,110
County of Kankakee IL
4.00%, 12/01/2020	515,000	522,262
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,527,829
Illinois Finance Authority
1.75%, 11/15/2042(1)	1,770,000	1,764,442
2.25%, 11/15/2042(1)	500,000	504,490
3.00%, 07/01/2035	2,250,000	2,357,933
3.63%, 02/15/2032	355,000	376,833
3.75%, 02/15/2034	200,000	215,792
4.00%, 05/15/2023	45,000	48,774
4.00%, 05/15/2023	320,000	319,338
4.00%, 11/01/2030	2,500,000	2,872,725
4.00%, 09/01/2032	40,000	41,820
4.00%, 02/15/2036	800,000	868,584
4.00%, 02/15/2041	5,000	5,841
4.00%, 02/15/2041	130,000	151,876
4.00%, 02/15/2041	2,760,000	2,973,872
4.13%, 08/15/2037	1,090,000	1,143,225
4.75%, 05/15/2033	125,000	138,343
4.75%, 05/15/2033	835,000	834,148
5.00%, 08/01/2021	445,000	464,469
5.00%, 02/15/2022	215,000	230,097

5.00%, 07/01/2022	1,000,000	1,085,600
5.00%, 12/01/2022	325,000	346,005
5.00%, 11/15/2023	1,680,000	1,884,473
5.00%, 12/01/2023	1,880,000	2,104,359
5.00%, 01/01/2024	250,000	278,455
5.00%, 02/15/2024	215,000	235,919
5.00%, 05/15/2024	350,000	397,873
5.00%, 02/15/2025	695,000	808,917
5.00%, 07/15/2025	230,000	272,046
5.00%, 08/01/2025	1,605,000	1,853,310
5.00%, 02/15/2026	360,000	410,742
5.00%, 02/15/2026	1,345,000	1,604,370
5.00%, 03/01/2028	15,000	17,745
5.00%, 05/15/2028	12,620,000	15,644,635
5.00%, 09/01/2028	500,000	556,340
5.00%, 01/01/2029	1,650,000	2,032,239
5.00%, 02/15/2029	1,445,000	1,663,152
5.00%, 10/01/2029	505,000	641,360
5.00%, 12/01/2029	340,000	397,824
5.00%, 02/15/2030	1,240,000	1,422,144
5.00%, 07/01/2030	275,000	327,242
5.00%, 07/15/2030	710,000	882,779
5.00%, 08/01/2030	870,000	1,025,834
5.00%, 09/01/2030	430,000	477,274
5.00%, 10/01/2030	565,000	715,109
5.00%, 11/15/2030	2,000,000	2,283,060
5.00%, 01/01/2031	3,545,000	4,193,983
5.00%, 02/15/2031	300,000	342,915
5.00%, 05/15/2031	5,000,000	6,162,600
5.00%, 07/01/2031	1,420,000	1,722,716
5.00%, 05/15/2033	795,000	732,958
5.00%, 08/15/2033	250,000	286,085
5.00%, 10/01/2033	700,000	877,625
5.00%, 01/01/2034	605,000	709,556
5.00%, 02/15/2034	1,890,000	2,146,624
5.00%, 07/01/2034	300,000	352,806
5.00%, 08/15/2034	2,500,000	3,018,075
5.00%, 11/15/2034	300,000	340,023
5.00%, 11/15/2034	3,000,000	3,400,230
5.00%, 08/15/2035	100,000	113,380
5.00%, 08/15/2035	600,000	683,112
5.00%, 02/15/2036	905,000	1,022,722
5.00%, 07/01/2036	830,000	967,971
5.00%, 08/15/2036	1,000,000	1,135,820
5.00%, 10/01/2036	620,000	769,184
5.00%, 01/01/2037	2,785,000	3,244,748
5.00%, 05/15/2037	395,000	394,076
5.00%, 05/15/2037	1,050,000	1,043,973
5.00%, 08/15/2037	1,000,000	1,133,140
5.00%, 11/15/2038	3,795,000	4,266,832
5.00%, 02/15/2041	1,535,000	1,721,856
5.00%, 08/01/2042	120,000	126,602
5.00%, 01/01/2044	4,145,000	4,757,175
5.00%, 08/15/2044	200,000	223,706

5.00%, 11/15/2045	2,565,000	2,909,890
5.00%, 12/01/2046	5,950,000	6,680,303
5.00%, 05/15/2047	100,000	95,152
5.00%, 08/01/2049	140,000	146,553
5.00%, 07/15/2057(1)	11,305,000	12,257,333
5.13%, 05/15/2038	1,000,000	897,950
5.25%, 08/15/2031	500,000	587,160
5.25%, 07/01/2035	20,085,000	25,535,667
5.25%, 02/15/2037	380,000	362,387
5.25%, 05/15/2047	35,000	39,258
5.25%, 05/15/2047	245,000	245,823
5.25%, 05/15/2054	1,000,000	850,880
8.00%, 05/15/2040	785,000	790,982
8.00%, 05/15/2046	1,595,000	1,607,154
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	302,585
5.00%, 02/01/2031	470,000	536,571
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,974,638
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,045,741
5.00%, 01/01/2028	3,000,000	3,602,940
5.00%, 12/01/2031	235,000	272,739
5.00%, 12/01/2032	425,000	492,498
5.00%, 01/01/2034	1,300,000	1,551,121
5.00%, 01/01/2037	1,260,000	1,440,054
5.00%, 01/01/2038	3,800,000	4,267,210
5.00%, 01/01/2041	7,000,000	8,079,190
Illinois State University
5.00%, 04/01/2032	1,370,000	1,643,877
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,760,745
5.00%, 02/01/2026	1,930,000	2,282,283
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,133,470
5.00%, 01/01/2027	100,000	117,180
5.00%, 01/01/2027	2,100,000	2,375,646
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,038,137
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	933,270
0.00%, 01/15/2025	1,000,000	913,270
0.00%, 01/15/2026	1,000,000	891,400
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2020	1,205,000	1,200,734
0.00%, 06/15/2028	14,270,000	11,262,740
0.00%, 06/15/2029	2,500,000	1,890,400
0.00%, 12/15/2030	11,000,000	7,851,470
0.00%, 12/15/2034	550,000	324,940
5.00%, 12/15/2026	2,000,000	2,017,760
5.00%, 12/15/2028	1,000,000	1,022,380
5.00%, 12/15/2028	2,815,000	2,835,212
5.00%, 12/15/2032	550,000	556,672
5.00%, 06/15/2050	13,285,000	12,997,645
5.00%, 06/15/2057	5,550,000	5,403,369

Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,983,062
5.25%, 12/01/2032	1,800,000	2,435,814
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,618,155
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,637,085
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,497,683
5.00%, 06/01/2024	5,275,000	5,976,417
5.50%, 06/01/2023	1,240,000	1,302,608
Regional Transportation Authority
5.00%, 07/01/2020	400,000	403,700
5.00%, 07/01/2021	400,000	418,500
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,099,970
5.00%, 01/01/2025	4,000,000	4,399,880
5.00%, 01/01/2026	2,000,000	2,236,060
5.00%, 01/01/2030	1,000,000	1,180,070
State of Illinois
4.00%, 01/01/2023	330,000	331,254
5.00%, 11/01/2020	610,000	614,813
5.00%, 02/01/2021	6,000,000	6,067,320
5.00%, 09/01/2021	1,365,000	1,390,880
5.00%, 10/01/2021	2,000,000	2,040,160
5.00%, 11/01/2021	10,625,000	10,849,612
5.00%, 08/01/2022	3,000,000	3,082,530
5.00%, 09/01/2022	1,340,000	1,378,043
5.00%, 11/01/2022	2,500,000	2,572,125
5.00%, 02/01/2023	200,000	206,514
5.00%, 02/01/2023	235,000	242,654
5.00%, 09/01/2023	1,365,000	1,417,512
5.00%, 11/01/2023	4,160,000	4,319,952
5.00%, 06/15/2024	2,305,000	2,339,944
5.00%, 09/01/2024	1,365,000	1,430,629
5.00%, 02/01/2025	455,000	473,186
5.00%, 05/01/2025	3,050,000	3,178,557
5.00%, 06/01/2025	880,000	925,866
5.00%, 06/15/2025	4,090,000	4,189,632
5.00%, 11/01/2025	2,040,000	2,152,588
5.00%, 11/01/2025	11,200,000	11,818,128
5.00%, 06/01/2026	125,000	131,692
5.00%, 10/01/2026	2,270,000	2,395,803
5.00%, 11/01/2026	9,230,000	9,690,946
5.00%, 02/01/2027	635,000	665,848
5.00%, 02/01/2028	1,000,000	1,040,370
5.00%, 05/01/2028	265,000	271,665
5.00%, 11/01/2028	3,000,000	3,114,240
5.00%, 02/01/2029	1,000,000	1,034,140
5.00%, 04/01/2029	605,000	617,681
5.00%, 01/01/2031	11,000,000	11,091,080
5.00%, 10/01/2031	800,000	826,456
5.00%, 05/01/2032	800,000	813,336

5.00%, 05/01/2034	2,500,000	2,534,775
5.25%, 02/01/2029	3,720,000	3,828,178
5.25%, 02/01/2030	100,000	102,765
5.25%, 12/01/2030	18,185,000	19,067,336
5.25%, 02/01/2031	760,000	779,760
5.50%, 07/01/2024	1,000,000	1,051,360
5.50%, 07/01/2025	400,000	419,588
5.50%, 07/01/2038	1,500,000	1,530,585
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	1,948,659
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,194,679
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	536,285
4.00%, 03/01/2025	500,000	557,045
4.00%, 03/01/2027	1,000,000	1,146,800
Village of Hillside IL
5.00%, 01/01/2024	725,000	730,807
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,369,307
0.00%, 11/01/2026	905,000	806,165
5.00%, 11/01/2023	420,000	470,908
5.00%, 11/01/2024	2,390,000	2,753,256
5.00%, 11/01/2026	1,800,000	2,176,398

Total Illinois		581,795,033

Indiana – 2.33%
Ball State University
5.00%, 07/01/2033	955,000	1,165,635
City of Whiting IN
5.00%, 12/01/2044(1)	19,230,000	20,974,546
5.00%, 11/01/2045(1)	3,000,000	3,135,690
5.25%, 01/01/2021	1,745,000	1,766,708
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,497,797
Indiana Finance Authority
1.65%, 12/01/2042(1)	2,145,000	2,139,916
2.25%, 12/01/2058(1)	1,285,000	1,343,904
5.00%, 12/01/2024	3,000,000	3,513,780
5.00%, 05/01/2026	1,100,000	1,331,682
5.00%, 11/01/2026	1,200,000	1,471,068
5.00%, 05/01/2027	700,000	867,524
5.00%, 05/01/2029	685,000	883,410
5.00%, 11/01/2029	2,350,000	2,892,756
5.00%, 09/01/2031	440,000	522,755
5.00%, 06/01/2032	2,750,000	2,810,940
5.00%, 03/01/2036	4,000,000	4,557,000
5.00%, 09/01/2036	1,000,000	1,174,580
5.00%, 06/01/2039	1,200,000	1,225,380
5.00%, 07/01/2048	3,600,000	3,548,268
5.25%, 02/01/2033	2,500,000	2,982,625
5.25%, 10/01/2038	15,010,000	15,880,430
5.25%, 01/01/2051	5,450,000	5,398,606
6.00%, 12/01/2026	2,035,000	1,837,259

Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	3,000,000	2,985,090
Indiana Health Facility Financing Authority
1.25%, 11/01/2027(1)	920,000	919,604
1.35%, 11/01/2027(1)	1,075,000	1,073,463
2.00%, 11/15/2036(1)	2,070,000	2,086,167
Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,503,675
3.50%, 01/01/2049	1,220,000	1,300,361
Indianapolis Local Public Improvement Bond Bank
1.45%, 06/01/2021	4,440,000	4,440,000
5.00%, 01/01/2021	370,000	380,419
5.00%, 01/01/2022	755,000	801,734
5.00%, 01/01/2023	285,000	306,777
5.00%, 07/15/2023	300,000	335,742
5.00%, 07/15/2024	1,000,000	1,150,920
5.00%, 07/15/2025	750,000	885,428
5.00%, 01/15/2026	720,000	860,170
5.00%, 01/15/2027	700,000	854,840
5.00%, 01/15/2028	500,000	621,540
5.00%, 01/01/2029	1,000,000	1,140,580
5.00%, 01/01/2031	1,000,000	1,135,830
5.00%, 02/01/2044	12,000,000	14,561,160
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,171,575
5.00%, 07/10/2023	1,740,000	1,942,310
Purdue University
4.75%, 07/01/2032(1)	4,620,000	4,620,000
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	466,354
5.00%, 01/15/2029	540,000	644,933
5.00%, 01/15/2030	700,000	834,708

Total Indiana		135,945,639

Iowa – 0.64%
City of Coralville IA
4.00%, 05/01/2030	1,200,000	1,226,472
Iowa Finance Authority
2.88%, 05/15/2049	895,000	866,530
3.13%, 12/01/2022	8,125,000	7,618,000
3.25%, 03/01/2023	3,300,000	3,187,569
4.75%, 08/01/2042	980,000	1,024,110
5.00%, 05/15/2043	270,000	276,810
5.00%, 05/15/2048	335,000	341,817
5.25%, 12/01/2025	3,000,000	3,065,880
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,167,300
5.00%, 12/01/2025	1,775,000	2,046,167
5.00%, 12/01/2028	1,640,000	2,053,706
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	14,282,840

Total Iowa		37,157,201

Kansas – 0.15%
City of Lenexa KS
5.00%, 05/15/2021	500,000	506,110
5.00%, 05/15/2039	325,000	331,721

Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	381,657
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,781,128

Total Kansas		9,000,616

Kentucky – 2.58%
City of Ashland KY
4.00%, 02/01/2034	500,000	543,605
4.00%, 02/01/2038	620,000	664,001
5.00%, 02/01/2028	255,000	305,477
5.00%, 02/01/2032	395,000	476,058
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,499,488
County of Carroll KY
1.55%, 09/01/2042(1)	6,250,000	6,340,750
County of Trimble KY
2.55%, 11/01/2027(1)	6,730,000	6,793,464
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,144,530
5.00%, 09/01/2025	1,250,000	1,464,312
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,118,000
5.00%, 08/01/2030	2,160,000	2,477,477
5.00%, 05/15/2031	100,000	95,395
5.00%, 06/01/2037	325,000	360,237
5.00%, 06/01/2041	225,000	244,546
5.00%, 06/01/2045	1,000,000	1,066,840
5.00%, 12/01/2045	300,000	350,709
5.00%, 05/15/2046	500,000	433,835
5.00%, 12/01/2047	620,000	670,722
5.00%, 05/15/2051	325,000	276,998
5.25%, 06/01/2041	725,000	813,914
6.25%, 11/15/2046	750,000	486,990
6.38%, 06/01/2040	2,550,000	2,571,343
6.50%, 03/01/2045	1,000,000	1,008,560
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	603,090
5.00%, 06/01/2021	610,000	632,119
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	2,979,720
2.45%, 04/01/2021(1)	13,000,000	13,057,720
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,167,200
4.00%, 01/01/2049(1)	12,500,000	12,511,375
4.00%, 12/01/2049(1)	10,000,000	10,411,100
4.00%, 12/01/2049(1)	11,270,000	11,736,127
4.00%, 02/01/2050(1)	6,500,000	6,821,165
4.00%, 12/01/2050(1)	16,220,000	16,202,807
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,037,600
6.00%, 07/01/2053	530,000	553,240
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	520,055
5.00%, 05/01/2029	1,025,000	1,198,707

5.00%, 05/01/2029	1,000,000	1,213,640
5.00%, 11/01/2031	1,685,000	2,081,767
5.00%, 05/01/2032	270,000	328,207
Louisville & Jefferson County Metropolitan Government
1.85%, 10/01/2033(1)	15,900,000	15,934,503
5.00%, 10/01/2020	1,140,000	1,161,295
5.00%, 10/01/2023	1,565,000	1,761,314
5.00%, 12/01/2028	430,000	463,832
5.00%, 12/01/2029	1,250,000	1,348,350
5.00%, 10/01/2030	2,500,000	2,999,400
5.00%, 12/01/2030	130,000	140,228
5.00%, 10/01/2032	430,000	510,823
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2047(1)	740,000	840,041
5.00%, 10/01/2047(1)	1,100,000	1,293,941
5.00%, 10/01/2047(1)	2,165,000	2,351,515
University of Louisville
3.00%, 09/01/2021	1,230,000	1,258,843

Total Kentucky		150,326,975

Louisiana – 1.23%
Calcasieu Parish Memorial Hospital Service District
5.00%, 12/01/2025	285,000	326,083
5.00%, 12/01/2026	255,000	296,310
5.00%, 12/01/2027	300,000	353,277
5.00%, 12/01/2028	300,000	357,138
5.00%, 12/01/2029	1,015,000	1,219,218
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,172,320
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,220,740
5.00%, 09/01/2028	500,000	621,510
5.00%, 09/01/2029	365,000	461,083
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	599,262
5.63%, 06/15/2048(3)	700,000	687,120
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,097,440
Louisiana Local Government Environmental Facilities & Community Development Auth
3.50%, 11/01/2032	4,000,000	3,844,800
5.00%, 10/01/2028	1,045,000	1,310,263
6.50%, 08/01/2029	2,200,000	2,204,862
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,517,275
1.65%, 09/01/2034(1)	4,500,000	4,542,030
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	1,948,040
5.00%, 06/01/2021	7,695,000	8,027,270
5.00%, 12/15/2022	230,000	249,205
5.00%, 12/15/2023	335,000	372,064
5.00%, 12/15/2024	330,000	375,603
5.00%, 12/15/2025	275,000	320,152
5.00%, 12/15/2026	300,000	355,572
5.00%, 12/15/2028	250,000	299,170

5.00%, 12/15/2029	200,000	237,912
5.00%, 12/15/2030	150,000	177,906
5.00%, 05/15/2031	1,250,000	1,514,862
5.00%, 12/15/2031	390,000	459,892
5.00%, 05/15/2032	1,000,000	1,209,340
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,173,680
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	54,085
5.00%, 01/01/2024	55,000	60,944
5.00%, 01/01/2024	1,400,000	1,551,298
5.00%, 01/01/2027	850,000	948,821
5.00%, 01/01/2028	155,000	181,040
5.00%, 01/01/2029	810,000	904,559
5.00%, 01/01/2030	275,000	319,066
5.00%, 01/01/2033	740,000	850,808
5.00%, 01/01/2033	2,600,000	3,101,956
5.00%, 01/01/2034	170,000	195,017
5.00%, 01/01/2034	750,000	860,370
5.00%, 01/01/2034	2,750,000	3,274,755
5.00%, 01/01/2036	500,000	570,430
5.00%, 01/01/2037	500,000	569,155
5.00%, 01/01/2040	1,000,000	1,113,410
5.00%, 01/01/2040	1,540,000	1,744,189
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	2,335,000	2,087,537
2.10%, 06/01/2037(1)	5,995,000	5,139,633
2.20%, 06/01/2037(1)	2,475,000	1,990,865
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,777,157

Total Louisiana		71,846,494

Maine – 0.11%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,546,970
4.00%, 07/01/2046	330,000	342,910
5.00%, 07/01/2041	1,235,000	1,376,605
5.00%, 07/01/2043	610,000	651,309
5.00%, 07/01/2046	1,735,000	1,924,878
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	803,511

Total Maine		6,646,183

Maryland – 2.09%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,021,110
5.00%, 07/01/2026	720,000	871,495
5.00%, 07/01/2029	4,770,000	5,812,770
5.00%, 09/01/2030	3,000,000	3,040,380
5.00%, 09/01/2032	1,000,000	1,005,650
5.00%, 09/01/2036	1,770,000	1,741,078
5.00%, 09/01/2039	2,775,000	2,684,230
5.00%, 09/01/2046	2,500,000	2,342,275
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,460,543
5.00%, 01/01/2033	130,000	140,677
5.00%, 01/01/2036	85,000	91,729

City of Rockville MD
2.50%, 11/01/2024	245,000	245,000
3.00%, 11/01/2025	580,000	550,397
4.00%, 11/01/2021	200,000	200,878
5.00%, 11/01/2042	1,250,000	1,234,950
5.00%, 11/01/2047	1,230,000	1,195,880
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,139,171
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,812,539
County of Howard MD
4.00%, 08/15/2031	1,665,000	1,980,784
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,413,159
5.38%, 07/01/2048	625,000	590,731
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,370,308
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,002,790
2.60%, 09/01/2022	2,630,000	2,697,223
2.70%, 03/01/2023	3,195,000	3,293,023
2.75%, 09/01/2023	1,010,000	1,047,168
2.85%, 03/01/2024	2,560,000	2,669,568
2.95%, 03/01/2025	3,025,000	3,199,905
3.10%, 03/01/2026	1,445,000	1,549,835
3.25%, 03/01/2027	2,325,000	2,529,437
3.50%, 03/01/2050	1,300,000	1,386,788
4.00%, 09/01/2049	1,580,000	1,712,120
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(3)	10,000,000	10,030,400
Maryland Economic Development Corp.
5.00%, 07/01/2020	250,000	251,623
5.00%, 07/01/2021	500,000	514,625
5.00%, 06/01/2023	215,000	225,799
5.00%, 03/31/2024	5,700,000	5,894,427
5.00%, 09/30/2027	50,000	55,105
5.00%, 06/01/2028	2,000,000	2,209,240
5.00%, 09/30/2030	905,000	986,984
5.00%, 06/01/2035	1,415,000	1,527,592
5.00%, 03/31/2046	1,680,000	1,776,634
5.00%, 06/01/2049	1,000,000	1,056,690
5.00%, 03/31/2051	1,640,000	1,727,510
5.00%, 06/01/2058	600,000	610,740
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	126,504
5.00%, 07/01/2024	535,000	615,806
5.00%, 07/01/2024	745,000	843,295
5.00%, 07/01/2030	600,000	667,680
5.00%, 07/01/2032	750,000	875,640
5.00%, 07/01/2035	75,000	86,776
5.00%, 08/15/2038	1,945,000	2,187,892
5.00%, 07/01/2043	500,000	543,720

5.00%, 07/01/2045	2,000,000	2,247,220
5.00%, 07/01/2048	1,000,000	1,083,420
5.50%, 01/01/2029	1,500,000	1,738,290
5.50%, 01/01/2030	1,750,000	2,017,470
5.50%, 01/01/2046	1,290,000	1,378,210
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	941,697
5.00%, 05/01/2032	765,000	898,317
5.00%, 05/01/2041	5,000,000	5,768,100
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,793,799
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,366,796
State of Maryland
5.00%, 08/01/2024	1,450,000	1,684,914
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,390,950

Total Maryland		122,157,456

Massachusetts – 2.77%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	14,045,566
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,331,923
Commonwealth of Massachusetts
1.05%, 08/01/2043(1)	10,515,000	10,512,056
1.70%, 08/01/2043(1)	1,750,000	1,770,685
5.00%, 07/01/2022	485,000	526,516
5.00%, 12/01/2030	1,500,000	1,832,415
5.00%, 01/01/2032	5,400,000	6,694,650
5.00%, 07/01/2036	12,630,000	14,767,249
5.00%, 03/01/2046	205,000	228,733
5.25%, 09/01/2043	1,250,000	1,553,475
5.50%, 12/01/2022	1,195,000	1,331,063
Commonwealth of Massachusetts Transportation Fund Revenue
3.75%, 06/01/2040	45,000,000	45,769,050
Massachusetts Bay Transportation Authority
5.25%, 07/01/2031	5,440,000	7,497,734
Massachusetts Development Finance Agency
4.00%, 10/01/2038	495,000	522,839
5.00%, 07/15/2022	355,000	385,388
5.00%, 07/01/2023	900,000	999,927
5.00%, 10/01/2024	2,020,000	2,339,928
5.00%, 07/01/2025	1,090,000	1,242,851
5.00%, 10/01/2025	905,000	1,020,197
5.00%, 07/01/2026	1,140,000	1,322,217
5.00%, 10/01/2026	955,000	1,092,921
5.00%, 07/01/2030	590,000	715,316
5.00%, 01/01/2031	475,000	541,091
5.00%, 01/01/2032	635,000	720,090
5.00%, 07/01/2032	500,000	584,960
5.00%, 01/01/2033	540,000	610,848
5.00%, 01/01/2034	710,000	801,363
5.00%, 07/01/2034	500,000	579,805
5.00%, 01/01/2035	745,000	839,548

5.00%, 01/01/2036	1,100,000	1,235,465
5.00%, 10/01/2037(3)	500,000	505,295
5.00%, 07/01/2038(1)	8,525,000	9,599,320
5.00%, 01/01/2040	755,000	851,731
5.00%, 10/01/2047(3)	375,000	368,400
5.00%, 10/01/2057(3)	1,535,000	1,479,679
5.13%, 11/15/2046(3)	800,000	736,296
Massachusetts Educational Financing Authority
5.00%, 07/01/2026	5,000,000	5,894,950
Massachusetts Housing Finance Agency
5.26% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,900,000	9,900,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	911,176
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,756,020
5.00%, 10/15/2032	1,000,000	1,058,920
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,445,740

Total Massachusetts		161,923,396

Michigan – 2.92%
Avondale School District
5.00%, 11/01/2022	600,000	657,696
5.00%, 11/01/2023	680,000	768,006
5.00%, 11/01/2024	800,000	930,832
5.00%, 11/01/2025	785,000	938,993
5.00%, 11/01/2026	765,000	938,885
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,866,958
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,008,220
5.00%, 04/01/2022	835,000	847,976
5.00%, 04/01/2023	750,000	766,290
5.00%, 04/01/2024	900,000	925,056
5.00%, 04/01/2025	900,000	929,700
5.00%, 04/01/2034	1,000,000	1,026,040
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,342,288
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,041,600
City of Royal Oak MI
5.00%, 04/01/2029	500,000	632,615
5.00%, 04/01/2031	1,045,000	1,314,338
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	786,780
5.00%, 10/01/2022	800,000	864,472
5.00%, 10/01/2023	500,000	556,005
5.00%, 10/01/2024	765,000	870,379
Clarkston Community Schools
5.00%, 05/01/2022	445,000	479,505
County of Kent MI
5.00%, 06/01/2028	700,000	850,612
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	597,694
5.00%, 07/01/2038	1,000,000	1,105,140

Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,266,877
5.00%, 11/01/2037	1,750,000	2,182,163
5.00%, 11/01/2038	1,000,000	1,243,040
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,571,980
5.00%, 07/01/2036	1,000,000	1,178,990
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,115,750
5.00%, 07/01/2036	1,000,000	1,182,220
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	145,582
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,394,267
5.00%, 05/01/2021	1,385,000	1,441,937
5.00%, 05/01/2025	3,275,000	3,864,860
Michigan Finance Authority
3.75%, 11/15/2049(1)	3,600,000	3,929,652
4.00%, 12/01/2035	1,500,000	1,692,405
4.00%, 12/01/2049	1,210,000	1,292,401
5.00%, 07/01/2022	1,235,000	1,338,419
5.00%, 11/15/2022	275,000	300,553
5.00%, 10/01/2023	1,000,000	1,090,350
5.00%, 10/01/2024	3,000,000	3,503,700
5.00%, 11/01/2024	750,000	869,752
5.00%, 11/01/2025	1,000,000	1,189,060
5.00%, 12/01/2026	1,190,000	1,429,904
5.00%, 12/01/2029	500,000	606,140
5.00%, 07/01/2030	600,000	681,588
5.00%, 10/01/2030	800,000	916,912
5.00%, 07/01/2033	350,000	401,891
5.00%, 12/01/2044(1)	2,550,000	2,916,180
5.00%, 11/15/2048	760,000	882,672
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,853,110
5.00%, 04/15/2035	1,250,000	1,595,538
Michigan State Hospital Finance Authority
1.90%, 11/15/2047(1)	3,850,000	3,843,571
2.40%, 11/15/2047(1)	850,000	861,959
4.00%, 11/15/2047(1)	4,505,000	4,908,873
4.00%, 11/15/2047(1)	9,750,000	10,432,207
5.00%, 12/01/2022	125,000	136,321
5.00%, 12/01/2023	1,150,000	1,288,989
5.00%, 12/01/2024	275,000	316,030
5.00%, 12/01/2025	700,000	822,458
5.00%, 12/01/2027	415,000	509,184
Michigan State Housing Development Authority
4.75%, 12/01/2035(1)	15,855,000	15,855,000
Michigan Strategic Fund
1.45%, 09/01/2030(1)	1,260,000	1,253,347
1.80%, 10/01/2049(1)	2,075,000	2,124,530
5.00%, 06/30/2025	2,000,000	2,308,220
5.00%, 12/31/2025	2,595,000	3,028,573
5.00%, 06/30/2026	2,800,000	3,304,588

Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	7,500,000	464,550
6.00%, 06/01/2048	7,025,000	6,733,884
Oakland University
5.00%, 03/01/2041	2,190,000	2,538,648
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,195,790
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,508,348
Royal Oak School District
5.00%, 05/01/2023	600,000	666,588
5.00%, 05/01/2024	600,000	685,692
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	941,564
5.00%, 07/01/2028	435,000	500,946
State of Michigan
5.00%, 03/15/2021	1,000,000	1,036,660
5.00%, 03/15/2022	1,170,000	1,256,252
5.00%, 03/15/2023	2,000,000	2,218,660
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	217,346
5.00%, 12/01/2023	250,000	278,513
5.00%, 12/01/2023	400,000	446,224
5.00%, 12/01/2023	550,000	606,551
5.00%, 12/01/2024	375,000	428,955
5.00%, 12/01/2024	500,000	563,335
5.00%, 12/01/2025	600,000	688,554
5.00%, 12/01/2027	4,055,000	4,595,734
5.00%, 12/01/2031	350,000	417,056
5.00%, 12/01/2033	300,000	356,763
5.00%, 12/01/2040	4,000,000	4,510,840
5.00%, 12/01/2042	900,000	1,025,199
5.00%, 12/01/2042	1,000,000	1,065,940
5.00%, 12/01/2047	1,000,000	1,130,270
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	207,507
5.00%, 11/01/2023	80,000	89,965
5.00%, 11/01/2024	185,000	213,472
5.00%, 11/01/2025	95,000	112,346
5.00%, 11/01/2026	1,000,000	1,211,190
5.00%, 11/01/2027	600,000	742,116
5.00%, 11/01/2029	585,000	744,249

Total Michigan		170,517,530

Minnesota – 0.45%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,181,675
5.00%, 10/01/2049	2,200,000	1,975,534
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,206,986
City of Moorhead MN
5.00%, 12/01/2025	775,000	829,669
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,006,060

City of Rochester MN
5.00%, 12/01/2025	900,000	885,150
5.25%, 12/01/2038	1,000,000	902,870
City of St Paul Park MN
5.00%, 05/01/2053	400,000	381,952
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	591,435
5.00%, 02/15/2034	750,000	885,405
5.00%, 02/15/2037	1,250,000	1,460,788
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,530,703
5.00%, 02/01/2026	2,315,000	2,763,091
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,582,806
State of Minnesota
5.00%, 06/01/2020	2,345,000	2,360,172
5.00%, 08/01/2023	1,465,000	1,650,513

Total Minnesota		26,194,809

Mississippi – 0.31%
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2021	350,000	359,167
5.00%, 01/01/2029	910,000	1,131,294
5.00%, 01/01/2033	1,750,000	2,183,265
5.00%, 10/01/2035	700,000	862,218
5.00%, 10/01/2036	2,000,000	2,455,700
5.00%, 10/01/2040(1)	3,865,000	4,644,184
State of Mississippi
5.00%, 10/15/2020	1,750,000	1,785,420
5.00%, 10/15/2021	1,300,000	1,375,777
5.00%, 10/15/2022	1,750,000	1,855,857
5.00%, 10/01/2030	1,000,000	1,240,460

Total Mississippi		17,893,342

Missouri – 0.77%
Belton School District No 124
5.00%, 03/01/2028	250,000	317,768
5.50%, 03/01/2030	500,000	638,870
5.50%, 03/01/2033	500,000	636,015
5.50%, 03/01/2036	500,000	632,025
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	544,370
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	343,815
5.00%, 01/01/2031	135,000	166,902
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	450,380
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,804,850
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2040	100,000	106,588
5.00%, 06/01/2025	7,000,000	8,245,090
5.00%, 04/01/2027	1,705,000	1,818,877
5.00%, 02/01/2029	1,000,000	1,172,230
5.00%, 02/01/2035	1,000,000	1,037,270
5.00%, 02/01/2036	200,000	230,130

5.00%, 08/01/2040	1,145,000	1,167,682
5.00%, 10/01/2042	6,370,000	7,527,811
5.00%, 10/01/2046	6,000,000	7,302,120
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	89,853
4.38%, 11/15/2035	230,000	230,186
4.75%, 11/15/2047	250,000	251,398
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,515,870
Missouri Housing Development Commission
4.00%, 05/01/2050	335,000	363,559
St Louis County Industrial Development Authority
5.00%, 12/01/2025	875,000	883,155
5.00%, 09/01/2038	500,000	507,180
5.13%, 08/15/2045	200,000	194,320
5.13%, 09/01/2048	2,345,000	2,364,839
5.50%, 09/01/2033	1,000,000	1,037,040
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,060,410
5.38%, 06/01/2043	2,000,000	2,110,340

Total Missouri		44,750,943

Montana – 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	742,264
5.25%, 05/15/2047	500,000	467,785
Montana Board of Housing
4.00%, 12/01/2047	435,000	454,022
4.00%, 06/01/2050	165,000	181,799

Total Montana		1,845,870

Nebraska – 0.77%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,360,000	33,802,932
5.00%, 09/01/2035	930,000	1,099,260
5.00%, 03/01/2050(1)	5,000,000	5,319,950
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,055,079
Nebraska Investment Finance Authority
3.75%, 09/01/2049	1,140,000	1,208,583
4.00%, 09/01/2049	905,000	972,676
Omaha Airport Authority
5.00%, 12/15/2031	515,000	597,637

Total Nebraska		45,056,117

Nevada – 1.11%
City of Carson City NV
5.00%, 09/01/2026	550,000	653,983
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	403,632
4.00%, 06/01/2049	1,100,000	926,112
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	237,860
5.00%, 06/01/2038	150,000	182,185
City of Sparks NV
2.50%, 06/15/2024(3)	1,875,000	1,810,819

Clark County School District
4.00%, 06/15/2034	5,000,000	5,636,400
5.00%, 06/15/2021	420,000	438,581
5.00%, 06/15/2023	370,000	408,702
5.00%, 06/15/2023	1,650,000	1,822,590
5.00%, 06/15/2024	4,500,000	5,109,435
5.00%, 06/15/2025	6,060,000	7,026,388
5.00%, 06/15/2029	4,080,000	5,008,404
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	859,872
5.00%, 07/01/2021	1,000,000	1,035,990
5.00%, 07/01/2024	3,320,000	3,723,280
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,671,340
5.00%, 06/01/2032	3,000,000	3,777,780
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,250,000	1,399,137
5.00%, 07/01/2025	2,220,000	2,534,863
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,514,985
2.05%, 03/01/2036(1)	5,000,000	5,016,650
3.00%, 03/01/2036(1)	700,000	718,830
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,290,412
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,152,620
5.00%, 06/15/2040	685,000	770,495
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,123,020
5.00%, 06/01/2039	2,815,000	3,217,292
Nevada Housing Division
4.00%, 10/01/2049	530,000	575,548

Total Nevada		65,047,205

New Hampshire – 0.49%
New Hampshire Business Finance Authority
4.13%, 01/20/2034	5,113,469	5,405,294
5.00%, 01/01/2024	720,000	797,810
5.25%, 07/01/2039(3)	240,000	225,319
5.46% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,496,675
5.63%, 07/01/2046(3)	125,000	119,945
5.75%, 07/01/2054(3)	315,000	303,134
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	124,928
4.13%, 07/01/2024(3)	100,000	99,629
5.00%, 07/01/2023	500,000	555,515
5.00%, 08/01/2027	750,000	920,333
5.00%, 10/01/2028	1,580,000	1,888,779
5.00%, 07/01/2030	390,000	472,836
5.00%, 10/01/2032	2,825,000	3,346,495
5.00%, 10/01/2038	425,000	453,369
5.00%, 07/01/2044	2,445,000	2,824,000
5.25%, 07/01/2027(3)	550,000	535,106
6.13%, 07/01/2052(3)	245,000	237,447
6.25%, 07/01/2042(3)	700,000	701,932

Total New Hampshire		28,508,546

New Jersey – 3.17%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	617,995
5.00%, 01/15/2029	1,000,000	1,233,530
5.00%, 01/15/2033	500,000	610,715
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,257,400
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,495,820
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,287,079
4.00%, 01/01/2037	855,000	975,358
4.00%, 01/01/2040	1,250,000	1,414,875
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,329,460
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	1,400,000	1,407,070
3.13%, 07/01/2029	725,000	696,319
4.00%, 11/01/2038	825,000	811,957
4.00%, 11/01/2044	1,000,000	971,900
4.00%, 08/01/2059	355,000	386,343
5.00%, 01/01/2023	400,000	419,848
5.00%, 03/01/2023	4,045,000	4,242,760
5.00%, 03/01/2024	2,405,000	2,496,534
5.00%, 06/15/2024	2,000,000	2,128,220
5.00%, 06/15/2025	5,190,000	5,588,592
5.00%, 06/01/2026	900,000	1,073,088
5.00%, 06/15/2028	605,000	637,386
5.00%, 06/15/2029	1,000,000	1,052,550
5.00%, 06/15/2030	4,000,000	4,376,960
5.00%, 01/01/2031	500,000	523,415
5.00%, 06/15/2033	5,000,000	5,404,950
5.00%, 06/15/2034	1,000,000	1,077,440
5.00%, 06/15/2035	1,595,000	1,701,993
5.00%, 10/01/2037	3,185,000	3,440,947
5.00%, 10/01/2039(3)	355,000	290,514
5.00%, 01/01/2040(3)	440,000	357,870
5.00%, 10/01/2047	2,450,000	2,599,205
5.00%, 06/15/2054(3)	2,900,000	2,771,849
5.00%, 08/01/2059	1,000,000	1,195,650
5.13%, 01/01/2034	705,000	736,295
5.13%, 06/15/2043	2,450,000	2,578,233
5.25%, 01/01/2044	190,000	180,114
5.50%, 01/01/2027	500,000	536,805
5.50%, 06/15/2030	2,000,000	2,209,160
5.63%, 11/15/2030	2,095,000	2,076,313
5.63%, 01/01/2052	2,000,000	2,088,360
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	979,002
5.00%, 07/01/2023	3,390,000	3,637,877
5.00%, 07/01/2032	4,920,000	5,520,634
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	41,648
5.00%, 07/01/2022	540,000	579,852

5.00%, 07/01/2023	140,000	154,325
5.00%, 07/01/2023	530,000	593,144
5.00%, 07/01/2024	110,000	124,176
5.00%, 07/01/2024	2,500,000	2,653,050
5.00%, 07/01/2025	120,000	138,438
5.00%, 07/01/2026	40,000	47,031
5.00%, 07/01/2027	60,000	70,484
5.00%, 07/01/2028	155,000	184,100
5.00%, 07/01/2030	165,000	192,205
5.00%, 07/01/2033	500,000	592,945
5.00%, 07/01/2041	815,000	882,335
5.00%, 07/01/2042(1)	2,755,000	3,259,716
5.00%, 07/01/2043(1)	2,250,000	2,601,135
5.00%, 07/01/2045(1)	2,735,000	3,305,740
5.00%, 07/01/2046	2,375,000	2,501,065
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2021	660,000	699,151
5.00%, 12/01/2023	460,000	516,644
5.00%, 12/01/2024	265,000	305,439
5.00%, 12/01/2025	490,000	578,327
5.00%, 12/01/2044	1,000,000	1,070,440
5.50%, 12/01/2021	2,260,000	2,405,250
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021(1)	3,000,000	3,005,280
2.41%, 10/01/2021(1)	5,000,000	5,022,050
3.55%, 04/01/2027	2,095,000	2,293,103
3.65%, 04/01/2028	1,515,000	1,668,666
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,169,388
0.00%, 12/15/2027	3,260,000	2,616,378
0.00%, 12/15/2028	770,000	591,737
0.00%, 12/15/2028	780,000	599,422
0.00%, 12/15/2030	2,000,000	1,445,700
4.00%, 12/15/2039	600,000	588,408
5.00%, 12/15/2023	2,700,000	2,864,322
5.00%, 12/15/2024	1,335,000	1,429,278
5.00%, 06/15/2025	450,000	471,974
5.00%, 12/15/2025	1,255,000	1,358,650
5.00%, 12/15/2026	2,000,000	2,186,540
5.00%, 06/15/2027	235,000	262,429
5.00%, 12/15/2028	5,510,000	6,099,570
5.00%, 06/15/2029	665,000	684,079
5.00%, 06/15/2029	1,200,000	1,328,388
5.00%, 12/15/2029	820,000	909,724
5.00%, 12/15/2030	2,000,000	2,184,760
5.00%, 06/15/2031	3,545,000	3,906,129
5.00%, 06/15/2032	1,860,000	1,902,650
5.00%, 06/15/2032	2,725,000	2,944,090
5.00%, 12/15/2032	1,340,000	1,446,101
5.00%, 12/15/2033	2,200,000	2,359,390
5.00%, 12/15/2039	700,000	741,685
5.25%, 12/15/2022	1,760,000	1,856,413
5.25%, 12/15/2023	3,940,000	4,213,869
5.25%, 06/15/2036	10,180,000	10,312,849

5.25%, 06/15/2043	3,000,000	3,197,970
5.50%, 12/15/2023	190,000	204,852
5.50%, 06/15/2031	1,000,000	1,019,540
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,662,950
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	606,811
Township of Montclair NJ
4.00%, 03/01/2023	800,000	865,688
4.00%, 03/01/2027	325,000	381,966

Total New Jersey		185,317,824

New Mexico – 0.53%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,916,168
5.00%, 07/01/2028	1,700,000	2,058,819
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	954,632
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,271,835
City of Santa Fe NM
2.25%, 05/15/2024	555,000	515,434
2.63%, 05/15/2025	995,000	923,022
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	568,993
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,795,774
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	750,000	806,348
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	5,600,081
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,592,680

Total New Mexico		31,003,786

New York – 6.97%
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	756,202
5.00%, 08/01/2022	200,000	217,104
5.00%, 08/01/2023	230,000	257,441
5.00%, 01/01/2035(3)	3,900,000	3,985,605
5.50%, 05/01/2048(3)	1,350,000	1,367,496
City of New York NY
5.00%, 08/01/2025	1,600,000	1,900,160
5.00%, 08/01/2027	400,000	463,864
5.00%, 08/01/2027	2,975,000	3,496,250
5.00%, 08/01/2028	400,000	474,232
5.00%, 08/01/2028	700,000	840,581
5.00%, 08/01/2028	3,975,000	4,651,505
5.00%, 08/01/2029	1,305,000	1,632,999
5.00%, 08/01/2029	1,500,000	1,877,010
5.00%, 08/01/2032	1,745,000	2,145,024
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,543,828
5.00%, 09/01/2025	1,015,000	1,191,894

County of Erie NY
5.00%, 06/01/2020	500,000	503,210
5.00%, 09/15/2020	350,000	356,209
5.00%, 06/01/2021	750,000	783,990
5.00%, 09/15/2021	225,000	237,713
5.00%, 06/01/2025	1,000,000	1,187,200
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,448,260
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,123,991
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,182,628
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	654,171
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	947,353
0.00%, 01/01/2055	710,000	610,465
5.00%, 01/01/2056	485,000	487,168
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,269,225
6.24%, 02/01/2047	1,000,000	1,014,860
6.47%, 02/01/2033	1,000,000	1,066,110
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,043,910
Long Island Power Authority
1.65%, 09/01/2049(1)	4,300,000	4,148,898
5.00%, 09/01/2023	550,000	611,743
5.00%, 09/01/2024	565,000	644,586
5.00%, 09/01/2025	1,000,000	1,168,630
5.00%, 09/01/2026	2,000,000	2,388,800
5.00%, 09/01/2027	6,500,000	7,919,665
5.00%, 09/01/2039	1,725,000	2,060,374
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600,000	1,171,552
1.71% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	8,305,000	8,301,014
4.00%, 09/01/2020	5,000,000	5,033,850
4.00%, 02/01/2022	25,000,000	25,661,750
5.00%, 05/15/2020	1,400,000	1,400,168
5.00%, 09/01/2021	25,000,000	25,919,000
5.00%, 11/15/2021	500,000	518,005
5.00%, 11/15/2021	640,000	663,046
5.00%, 11/15/2045(1)	4,470,000	4,570,217
5.16% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,530,000	2,533,744
5.25%, 11/15/2031	4,000,000	4,455,280
5.25%, 11/15/2036	1,015,000	1,211,139
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,551,150
5.00%, 11/15/2056	4,380,000	4,672,015
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	595,102
6.70%, 01/01/2049	793,750	656,995
New York City Housing Development Corp.
2.75%, 05/01/2050(1)	6,500,000	6,698,965
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	230,192
5.00%, 07/15/2032	2,000,000	2,437,680

New York City Transitional Finance Authority Future Tax Secured Revenue
0.85%, 05/01/2034(1)	5,300,000	5,300,000
5.00%, 11/01/2028	1,500,000	1,775,640
5.00%, 11/01/2029	2,000,000	2,331,300
5.00%, 02/01/2030	4,480,000	5,322,374
5.00%, 05/01/2033	2,535,000	3,131,840
5.00%, 08/01/2034	700,000	865,032
5.00%, 08/01/2035	1,600,000	1,969,120
5.00%, 08/01/2038	1,975,000	2,404,800
5.00%, 02/01/2041	200,000	229,122
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,088,578
5.00%, 06/15/2031	6,075,000	7,119,657
5.00%, 06/15/2032	5,000,000	5,213,450
5.00%, 06/15/2035	9,025,000	10,624,140
5.00%, 06/15/2036	5,000,000	5,871,100
5.00%, 06/15/2037	6,000,000	6,950,340
5.00%, 06/15/2039	8,320,000	9,619,917
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,395,700
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	381,296
2.80%, 09/15/2069	1,025,000	977,061
5.25%, 10/01/2035	2,285,000	2,815,988
5.38%, 11/15/2040(3)	4,500,000	4,649,085
5.75%, 11/15/2051	2,000,000	2,142,840
New York State Dormitory Authority
4.00%, 02/15/2037	5,000,000	5,768,150
5.00%, 12/01/2022(3)	900,000	975,852
5.00%, 07/01/2023	5,000	5,600
5.00%, 07/01/2023	245,000	274,689
5.00%, 12/15/2023	1,000,000	1,099,930
5.00%, 03/15/2024	3,700,000	4,218,962
5.00%, 05/01/2024	4,870,000	5,567,627
5.00%, 07/01/2024	5,000	5,775
5.00%, 07/01/2024	245,000	283,085
5.00%, 07/01/2025	5,000	5,944
5.00%, 07/01/2025	245,000	290,854
5.00%, 03/15/2027	2,500,000	2,928,050
5.00%, 10/01/2028	1,735,000	2,190,837
5.00%, 10/01/2029	1,430,000	1,801,914
5.00%, 10/01/2030	1,910,000	2,406,180
5.00%, 05/01/2048(1)	1,145,000	1,211,353
5.00%, 05/01/2048(1)	1,040,000	1,235,146
5.00%, 05/01/2048(1)	5,695,000	6,418,322
5.25%, 03/15/2033	6,000,000	7,082,280
5.25%, 03/15/2038	1,930,000	2,406,884
New York State Environmental Facilities Corp.
1.10%, 05/01/2030(1)	2,000,000	1,998,440
5.00%, 06/15/2033	500,000	641,500
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,237,088

New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	385,816
5.00%, 03/15/2023	700,000	775,271
5.00%, 03/15/2024	400,000	456,768
5.00%, 03/15/2035	2,800,000	3,119,396
New York Transportation Development Corp.
5.00%, 01/01/2023	270,000	276,583
5.00%, 08/01/2026	1,000,000	995,110
5.00%, 01/01/2031	1,015,000	1,008,260
5.00%, 08/01/2031	5,105,000	5,069,775
5.00%, 01/01/2033	5,500,000	5,413,045
5.00%, 07/01/2041	2,300,000	2,349,703
5.00%, 07/01/2046	800,000	811,512
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	361,088
5.00%, 12/01/2027	1,425,000	1,604,066
5.00%, 12/01/2028	1,000,000	1,124,040
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,836,675
5.00%, 09/15/2026	1,000,000	1,195,420
5.00%, 10/15/2028	4,000,000	4,599,120
5.00%, 07/15/2031	5,000,000	5,134,150
5.00%, 10/15/2033	3,500,000	3,937,185
5.25%, 07/15/2030	9,705,000	9,988,871
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,008,380
3.45%, 04/01/2026	2,185,000	2,369,152
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	314,334
5.00%, 07/01/2028	1,750,000	1,828,295
Tender Option Bond Trust Receipts/Certificates
3.16%, 01/01/2028(1)(3)	1,060,000	1,060,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	118,103
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,220,724
Triborough Bridge & Tunnel Authority
0.51% (Secured Overnight Financing Rate + 0.50%), 11/15/2038(2)	20,000,000	19,942,000
5.00%, 11/15/2030	4,000,000	5,258,600
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	725,293
5.00%, 12/15/2041	9,385,000	11,349,937
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	155,318

Total New York		406,966,050

North Carolina – 1.33%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,590,525
5.00%, 01/15/2048(1)	5,000,000	5,338,850
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,243,339
5.00%, 10/01/2027	100,000	119,573
5.00%, 10/01/2034	1,000,000	1,168,350
5.00%, 10/01/2047	840,000	959,540

Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,388,096
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2021	500,000	520,520
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,021,533
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,266,492
2.55%, 06/01/2048(1)	3,955,000	3,931,349
3.55%, 10/01/2024	1,110,000	1,067,931
4.88%, 07/01/2040	550,000	506,396
5.00%, 10/01/2022	40,000	40,780
5.00%, 10/01/2023	30,000	30,744
5.00%, 10/01/2023	110,000	114,871
5.00%, 10/01/2024	35,000	36,035
5.00%, 10/01/2024	300,000	316,275
5.00%, 10/01/2025	25,000	25,811
5.00%, 10/01/2025	250,000	258,160
5.00%, 10/01/2030	420,000	415,947
5.00%, 10/01/2030	460,000	483,938
5.00%, 10/01/2030	2,100,000	2,102,310
5.00%, 10/01/2031	245,000	257,037
5.00%, 10/01/2031	2,950,000	3,004,014
5.00%, 09/01/2037	3,000,000	2,958,720
5.00%, 10/01/2037	250,000	252,067
5.00%, 01/01/2039	1,225,000	1,160,663
5.00%, 07/01/2039	800,000	854,904
5.00%, 09/01/2041	440,000	422,110
5.00%, 10/01/2043	2,000,000	1,889,120
5.00%, 07/01/2049	900,000	949,707
5.15%, 11/01/2034(1)	25,000,000	25,000,000
6.25%, 07/01/2035	1,000,000	1,027,600
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	607,131
5.00%, 01/01/2032	1,000,000	1,117,040
5.00%, 07/01/2051	1,700,000	1,804,244
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,246,680
5.00%, 05/01/2025	3,000,000	3,444,780
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,071,680
5.00%, 03/01/2023	2,335,000	2,575,762

Total North Carolina		77,590,624

North Dakota – 0.02%
North Dakota Housing Finance Agency
1.55%, 07/01/2020	950,000	949,544

Total North Dakota		949,544

Ohio – 2.39%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	636,970
5.25%, 11/15/2032	645,000	773,723
5.25%, 11/15/2033	1,770,000	2,118,690
5.25%, 11/15/2046	1,255,000	1,463,832
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,936,163

Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,094,690
5.00%, 06/01/2055	11,860,000	10,508,197
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,752,526
5.00%, 01/01/2048	2,000,000	2,330,080
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,723,389
5.00%, 04/01/2035	12,245,000	15,584,334
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,109,073
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,123,750
Clermont County Port Authority
5.00%, 12/01/2029	750,000	878,115
5.00%, 12/01/2030	850,000	993,701
5.00%, 12/01/2031	650,000	758,362
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	129,342
5.50%, 12/01/2053	900,000	922,986
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047(1)	500,000	533,180
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,844,325
5.00%, 02/15/2042	525,000	551,329
5.50%, 02/15/2052	1,790,000	1,914,190
5.50%, 02/15/2057	1,245,000	1,322,165
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,527,918
County of Franklin OH
5.00%, 11/15/2033(1)	12,780,000	14,014,292
County of Hamilton OH
4.00%, 01/01/2021	450,000	449,451
5.00%, 01/01/2022	465,000	471,408
County of Marion OH
5.13%, 12/01/2049	575,000	496,403
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,787,227
5.00%, 02/15/2048	2,080,000	2,212,912
County of Scioto OH
5.00%, 02/15/2029	1,500,000	1,709,955
County of Wood OH
5.00%, 12/01/2032	115,000	120,374
5.00%, 12/01/2042	145,000	150,452
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,281,494
5.00%, 12/01/2051	2,135,000	1,700,250
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,171,120
Miami University
5.00%, 09/01/2034	700,000	834,680
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	4,823,400
2.10%, 07/01/2028(1)	12,500,000	12,046,375

2.88%, 02/01/2026	5,400,000	5,033,664
3.25%, 09/01/2029	2,995,000	2,745,127
4.25%, 01/15/2038(3)	250,000	228,890
4.50%, 01/15/2048(3)	275,000	249,854
5.00%, 07/01/2049(3)	2,800,000	2,757,468
Ohio Housing Finance Agency
2.45%, 11/01/2021(1)	2,385,000	2,397,641
2.50%, 10/01/2021(1)	2,850,000	2,863,281
4.50%, 03/01/2050	235,000	259,973
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,093,540
5.75%, 12/01/2032	445,000	481,726
6.00%, 12/01/2042	550,000	589,759
State of Ohio
1.10%, 11/01/2035(1)	300,000	299,916
4.00%, 01/15/2050	450,000	468,563
5.00%, 08/01/2024	2,500,000	2,901,575
5.00%, 01/01/2030	1,170,000	1,434,677
5.00%, 10/01/2035	1,410,000	1,726,263
5.00%, 01/15/2050	1,000,000	1,170,500
University of Akron
4.00%, 01/01/2027	2,780,000	3,210,594
5.00%, 01/01/2037	6,675,000	7,852,603
University of Cincinnati
5.00%, 06/01/2028	250,000	309,525
5.00%, 06/01/2029	400,000	493,868

Total Ohio		139,369,830

Oklahoma – 0.90%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	556,485
5.00%, 09/01/2026	3,220,000	3,869,764
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,694,775
5.00%, 09/01/2026	1,725,000	2,085,922
5.00%, 09/01/2028	1,000,000	1,206,760
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	419,265
5.00%, 09/01/2025	300,000	353,646
5.00%, 09/01/2026	375,000	452,700
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,958,047
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	590,592
5.00%, 12/01/2025	545,000	639,699
5.00%, 12/01/2026	820,000	983,032
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	468,446
5.00%, 09/01/2030	1,235,000	1,538,822
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,117,510
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,293,300
Norman Regional Hospital Authority
4.00%, 09/01/2045	750,000	778,102

Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,328,252
5.00%, 07/01/2026	2,195,000	2,551,402
5.00%, 07/01/2030	1,350,000	1,606,311
5.00%, 07/01/2032	2,960,000	3,500,526
5.00%, 07/01/2035	3,240,000	3,795,952
5.00%, 07/01/2043	1,065,000	1,227,764
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,471,417
5.70%, 04/01/2025	475,000	469,932
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,303,920
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,052,413
4.00%, 12/01/2022	530,000	567,810
4.00%, 06/01/2023	1,305,000	1,414,137
5.00%, 08/01/2023	515,000	552,713
5.00%, 08/01/2026	75,000	83,697
5.00%, 08/15/2029	420,000	508,834
5.00%, 08/01/2030	1,010,000	1,144,492
5.25%, 08/15/2048	1,500,000	1,675,140
5.50%, 08/15/2052	830,000	911,830
5.50%, 08/15/2057	1,000,000	1,120,690
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,304,419
5.00%, 06/01/2033	1,240,000	1,438,499
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	239,083
5.00%, 11/15/2029	400,000	420,664

Total Oklahoma		52,696,764

Oregon – 0.40%
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,907,470
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	238,282
5.00%, 09/01/2032	270,000	321,076
5.00%, 09/01/2046	1,000,000	1,151,560
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,665,600
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,039,650
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,106,420
5.00%, 07/01/2033	3,485,000	3,858,836
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,016,799

Total Oregon		23,305,693

Other Territory – 0.17%
JPMorgan Chase Putters/Drivers Trust
4.96%, 06/01/2021(1)(3)	10,000,000	10,000,000

Total Other Territory		10,000,000

Pennsylvania – 4.92%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,796,624
5.00%, 07/15/2034	5,000,000	6,279,200

Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,545,000	1,575,498
5.00%, 05/01/2025	1,000,000	1,057,190
5.00%, 05/01/2032(3)	2,025,000	2,073,377
5.00%, 05/01/2042(3)	1,345,000	1,354,509
Berks County Municipal Authority
5.00%, 02/01/2040(1)	500,000	555,945
5.00%, 02/01/2040(1)	875,000	989,503
5.00%, 02/01/2040(1)	6,510,000	7,222,389
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,954,907
5.00%, 07/15/2025	1,000,000	1,177,230
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	492,767
5.00%, 07/15/2028	350,000	433,706
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	164,208
5.00%, 03/01/2038(3)	425,000	387,851
5.13%, 03/01/2048(3)	1,049,000	935,718
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,194,251
5.00%, 08/01/2023	4,000,000	4,484,200
5.00%, 07/15/2026	2,475,000	2,797,270
5.00%, 08/01/2027	1,500,000	1,833,720
5.00%, 08/01/2028	6,000,000	7,004,460
5.00%, 02/01/2029	3,175,000	3,996,690
5.00%, 08/01/2031	500,000	656,070
5.00%, 08/01/2031	8,000,000	9,799,120
5.00%, 08/01/2033	2,000,000	2,434,600
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,168,810
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,401,355
5.00%, 11/01/2027	1,540,000	1,892,460
5.00%, 11/01/2032	1,000,000	1,212,940
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,853,994
Coatesville School District
5.00%, 08/01/2025	875,000	1,020,994
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	822,668
5.00%, 06/01/2027	750,000	927,863
5.00%, 06/01/2027	1,500,000	1,802,655
5.00%, 06/01/2027	2,165,000	2,678,430
5.00%, 06/01/2028	2,500,000	3,057,200
5.00%, 06/01/2030	1,750,000	2,273,723
Commonwealth of Pennsylvania
4.00%, 11/15/2028	6,325,000	6,576,419
4.00%, 04/01/2033	20,000,000	21,238,400
5.00%, 11/01/2020	2,800,000	2,858,044
5.00%, 08/15/2021	1,015,000	1,066,795
5.00%, 11/01/2021	2,000,000	2,112,140
5.00%, 02/01/2023	895,000	986,612

5.00%, 01/01/2027	2,095,000	2,566,647
County of Lancaster PA
4.00%, 11/01/2029	625,000	736,963
4.00%, 11/01/2030	560,000	655,956
County of Luzerne PA
5.00%, 12/15/2029	750,000	911,055
Dauphin County General Authority
5.00%, 06/01/2020	815,000	819,817
5.00%, 06/01/2035	1,000,000	1,134,380
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,347,639
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,324,840
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	786,465
5.00%, 07/01/2046	3,700,000	4,133,936
5.00%, 07/01/2049	3,620,000	4,151,090
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,199,140
5.00%, 04/01/2030	2,805,000	3,358,258
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	437,080
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,442,308
5.00%, 06/01/2044	1,085,000	1,327,432
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	284,765
5.00%, 07/01/2023	325,000	352,670
5.00%, 07/01/2030	780,000	857,766
5.00%, 07/01/2034	2,000,000	2,193,260
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,227,908
Lancaster County Hospital Authority
5.00%, 07/01/2023	775,000	775,403
5.00%, 07/01/2031	450,000	426,933
5.00%, 12/01/2032	250,000	259,117
5.00%, 12/01/2037	820,000	832,767
5.00%, 07/01/2045	1,970,000	1,933,811
5.00%, 12/01/2047	2,010,000	1,971,468
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,000,000	1,006,120
1.80%, 09/01/2029(1)	1,925,000	1,932,315
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,171,260
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	507,122
5.00%, 10/01/2023	50,000	54,956
5.00%, 09/01/2024	410,000	462,529
5.00%, 10/01/2028	1,000,000	1,161,470
5.00%, 09/01/2032	1,000,000	1,198,560
5.00%, 09/01/2033	305,000	364,557
5.00%, 10/01/2036	1,320,000	1,502,239
5.00%, 10/01/2040	1,595,000	1,800,883

Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,787,475
5.25%, 01/01/2040	1,510,000	1,462,979
5.38%, 01/01/2050	500,000	476,800
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,154,540
4.00%, 05/01/2036	705,000	811,032
Northampton County General Purpose Authority
2.15% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,618,402
4.00%, 08/15/2048	470,000	514,020
5.00%, 08/15/2036	455,000	536,936
Pennsylvania Economic Development Financing Authority
1.12%, 08/01/2045(1)	1,600,000	1,598,784
1.20%, 04/01/2049(1)	2,000,000	1,999,880
1.70%, 08/01/2037(1)	1,000,000	998,780
1.75%, 08/01/2038(1)	10,000,000	9,476,200
2.15%, 11/01/2021(1)	2,405,000	2,425,178
3.25%, 08/01/2039(3)	625,000	493,738
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,143,000
5.00%, 06/15/2024	3,005,000	3,401,510
5.00%, 06/15/2025	1,855,000	2,152,820
5.00%, 08/15/2029	1,600,000	1,988,416
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,479,577
5.00%, 09/01/2021	1,400,000	1,477,196
5.00%, 09/01/2022	2,295,000	2,501,435
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,378,180
5.00%, 06/01/2032	2,000,000	2,419,420
5.00%, 06/01/2033	3,155,000	3,799,377
5.00%, 12/01/2034	1,000,000	1,224,120
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	207,470
5.00%, 07/01/2032	600,000	601,764
5.00%, 07/01/2037	150,000	146,934
5.00%, 06/15/2039	500,000	475,090
5.00%, 06/15/2050	1,375,000	1,242,423
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	813,592
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000,000	1,244,880
Reading School District
5.00%, 02/01/2021	1,000,000	1,029,770
5.00%, 02/01/2022	1,920,000	2,044,090
5.00%, 03/01/2035	1,100,000	1,313,499
5.00%, 03/01/2036	1,250,000	1,482,175
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,449,463
School District of Philadelphia
5.00%, 09/01/2026	1,580,000	1,895,637
5.00%, 09/01/2029	1,500,000	1,896,330
5.00%, 09/01/2030	15,000	18,405
5.00%, 09/01/2030	3,985,000	4,722,544
5.00%, 09/01/2031	1,000,000	1,181,110

5.00%, 09/01/2031	1,200,000	1,477,080
5.00%, 09/01/2032	1,200,000	1,471,512
5.00%, 09/01/2032	2,200,000	2,751,430
5.00%, 09/01/2033	960,000	1,206,634
5.00%, 09/01/2033	1,500,000	1,866,435
5.25%, 09/01/2023	1,750,000	1,776,723
Scranton School District
5.00%, 06/01/2033	530,000	645,948
5.00%, 06/01/2035	515,000	623,753
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,052,013
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,078,600
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,618,477
5.00%, 12/01/2022	7,370,000	8,045,534
5.00%, 04/01/2023	2,500,000	2,686,925
5.00%, 06/15/2025	3,000,000	3,446,220
5.00%, 06/01/2026	180,000	208,514
5.00%, 06/01/2029	500,000	628,410
5.00%, 12/01/2032	3,060,000	3,613,615
5.25%, 09/15/2030	1,000,000	1,237,750
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	983,160
5.00%, 01/01/2038	2,125,000	2,052,112
Upper Merion Area School District
5.00%, 01/15/2030	600,000	714,240
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,321,212
5.00%, 02/15/2028	400,000	454,908

Total Pennsylvania		287,259,566

Puerto Rico – 0.97%
Commonwealth of Puerto Rico
8.00%, 07/01/2035(4)	6,500,000	3,900,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	10,000	8,750
5.00%, 07/01/2022	300,000	282,000
5.00%, 07/01/2030	260,000	246,350
5.00%, 07/01/2033	1,520,000	1,436,400
5.13%, 07/01/2037	1,770,000	1,677,075
5.13%, 07/01/2047	1,000,000	999,950
5.25%, 07/01/2042	3,040,000	2,888,000
5.75%, 07/01/2037	2,000,000	1,960,000
6.00%, 07/01/2044	2,000,000	2,015,000
6.13%, 07/01/2024	280,000	291,200
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	13,375
5.00%, 07/01/2024(4)	340,000	240,550
5.00%, 07/01/2026(4)	30,000	21,225
5.00%, 07/01/2027(4)	15,000	10,612
5.00%, 07/01/2027(4)	25,000	17,687
5.00%, 07/01/2028(4)	30,000	21,225
5.00%, 07/01/2028(4)	50,000	35,375
5.00%, 07/01/2032(4)	650,000	459,875

5.00%, 07/01/2037(4)	3,105,000	2,196,788
5.05%, 07/01/2042(4)	120,000	84,900
5.25%, 07/01/2023(4)	3,495,000	2,481,450
5.25%, 07/01/2024(4)	25,000	17,750
5.25%, 07/01/2026(4)	555,000	394,050
5.25%, 07/01/2027(4)	30,000	21,300
5.25%, 07/01/2027(4)	650,000	461,500
5.25%, 07/01/2028(4)	60,000	42,600
5.25%, 07/01/2033(4)	95,000	67,450
5.25%, 07/01/2040(4)	3,075,000	2,183,250
5.25%, 07/01/2050(4)	270,000	188,663
5.75%, 07/01/2036(4)	1,300,000	929,500
6.75%, 07/01/2036(4)	1,560,000	1,134,900
7.25%, 07/01/2030(4)	265,000	193,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,400,000	2,055,000
0.00%, 07/01/2024	6,650,000	5,694,062
0.00%, 07/01/2027	407,000	309,898
0.00%, 07/01/2027	2,061,000	1,569,287
0.00%, 07/01/2029	1,569,000	1,085,748
0.00%, 07/01/2031	4,300,000	2,674,084
0.00%, 07/01/2033	2,023,000	1,119,407
0.00%, 07/01/2046	8,706,000	2,058,273
4.50%, 07/01/2034	2,582,000	2,587,809
4.75%, 07/01/2053	780,000	734,495
4.78%, 07/01/2058	500,000	468,260
5.00%, 07/01/2058	9,600,000	9,335,520

Total Puerto Rico		56,614,043

Rhode Island – 0.21%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,269,096
Rhode Island Commerce Corp.
5.00%, 06/15/2020	3,000,000	3,023,460
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	808,974
5.00%, 09/01/2036	100,000	112,655
5.00%, 05/15/2039	700,000	750,687
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2049	610,000	660,679
Rhode Island Student Loan Authority
3.50%, 12/01/2034	585,000	605,996
5.00%, 12/01/2024	600,000	684,018
5.00%, 12/01/2025	750,000	872,407
5.00%, 12/01/2026	1,000,000	1,182,970
5.00%, 12/01/2027	800,000	962,520
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,575,197

Total Rhode Island		12,508,659

South Carolina – 1.38%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,828,907
Connector 2000 Association, Inc.
0.00%, 01/01/2032(5)	3,500,000	1,481,725
0.00%, 07/22/2051(5)	19,902,537	1,446,317

Lancaster County School District
5.00%, 03/01/2023	445,000	493,581
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	269,462
5.00%, 11/01/2023	300,000	331,827
5.00%, 11/01/2024	780,000	884,130
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	31,015,000	32,046,249
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,967,768
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,186,098
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	767,382
5.00%, 05/01/2037	500,000	443,575
5.00%, 05/01/2042	500,000	423,555
5.00%, 11/15/2042	585,000	553,884
5.00%, 05/01/2043	4,675,000	5,500,418
5.00%, 04/01/2047	2,000,000	1,979,520
5.00%, 04/01/2052	1,750,000	1,717,117
5.00%, 11/15/2054	1,000,000	901,610
6.00%, 02/01/2035(3)	525,000	453,500
6.25%, 02/01/2045(3)	995,000	827,701
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,278,511
5.00%, 07/01/2027	3,120,000	3,736,980
5.00%, 07/01/2028	1,100,000	1,341,505
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,284,220
5.00%, 12/01/2032	1,500,000	1,730,025
5.00%, 12/01/2035	1,500,000	1,734,045
5.00%, 12/01/2041	3,000,000	3,428,670
5.00%, 12/01/2049	1,900,000	2,061,139
5.00%, 12/01/2050	2,665,000	2,933,019
5.75%, 12/01/2043	2,000,000	2,324,420
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	905,000	988,513
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	359,595

Total South Carolina		80,704,968

South Dakota – 0.13%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	683,745
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	940,200
5.00%, 11/01/2030	1,000,000	1,171,510
5.00%, 07/01/2033(1)	2,630,000	2,949,256
5.00%, 11/01/2042	145,000	153,755
5.00%, 11/01/2045	1,500,000	1,703,880

Total South Dakota		7,602,346

Tennessee – 1.50%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,063,077

Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,040,870
5.00%, 10/01/2022	325,000	340,922
5.00%, 10/01/2030	500,000	538,100
5.00%, 10/01/2032	1,215,000	1,302,905
5.00%, 10/01/2035	2,260,000	2,407,284
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,058,902
5.00%, 07/01/2035	1,275,000	1,532,448
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,113,220
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,986,257
5.00%, 04/01/2024	1,000,000	1,114,470
5.00%, 04/01/2027	1,740,000	2,061,761
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	198,730
5.50%, 07/01/2037	600,000	604,578
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1.88%, 07/01/2021(1)	2,400,000	2,401,104
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,063,629
5.13%, 06/01/2036(3)	3,290,000	3,352,411
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,175,805
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	12,523,459
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	8,885,000	9,101,261
4.00%, 11/01/2049(1)	7,070,000	7,347,992
5.00%, 02/01/2027	2,725,000	3,010,634
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,114,000

Total Tennessee		87,453,819

Texas – 9.60%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	4,989,400
1.95%, 04/01/2036(1)	7,000,000	7,003,080
2.25%, 06/01/2021(1)	3,000,000	3,003,240
2.50%, 11/01/2021(1)	15,000,000	15,129,750
Alamo Community College District
4.00%, 02/15/2021	715,000	733,140
4.00%, 02/15/2022	665,000	700,710
4.00%, 02/15/2023	1,000,000	1,077,970
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	496,315
5.00%, 08/01/2028	310,000	385,249
5.00%, 08/01/2031	300,000	369,792
5.00%, 08/01/2031	565,000	696,442
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	252,530
5.00%, 01/01/2025	150,000	151,607
5.00%, 01/01/2028	400,000	402,304
5.00%, 01/01/2029	425,000	425,191

5.00%, 01/01/2030	720,000	712,742
5.00%, 01/01/2032	1,700,000	1,675,316
5.00%, 01/01/2034	730,000	699,347
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,589,246
5.00%, 10/01/2025	1,780,000	2,090,414
5.00%, 10/01/2026	1,400,000	1,681,890
5.00%, 10/01/2028	1,925,000	2,353,813
5.00%, 10/01/2030	2,175,000	2,641,451
5.00%, 10/01/2033	2,000,000	2,410,160
5.00%, 10/01/2034	2,000,000	2,403,240
5.00%, 10/01/2036	1,000,000	1,194,750
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,107,780
5.00%, 05/01/2024	1,000,000	1,141,110
5.00%, 05/01/2025	1,000,000	1,173,120
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	309,903
5.25%, 12/01/2035	525,000	578,109
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,163,850
5.00%, 01/01/2022	500,000	531,670
5.00%, 01/01/2024	175,000	187,570
5.00%, 01/01/2025	225,000	244,463
5.00%, 01/01/2028	300,000	331,185
5.00%, 01/01/2034	1,475,000	1,595,906
5.00%, 01/01/2040	2,250,000	2,427,885
5.00%, 01/01/2042	1,335,000	1,391,697
5.00%, 01/01/2046	1,600,000	1,715,264
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,592,350
5.00%, 08/15/2042	1,400,000	1,440,432
City of Arlington TX Special Tax Revenue
5.00%, 02/15/2045	530,000	543,854
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,348,962
5.00%, 11/15/2044	255,000	279,018
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,065,860
5.00%, 02/15/2024	1,055,000	1,198,248
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	633,191
5.00%, 10/01/2031	800,000	976,480
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,658,731
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,108,870
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	861,182
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,187,609
5.00%, 03/01/2025	750,000	880,980
5.00%, 03/01/2029	1,000,000	1,222,540

City of Houston TX Airport System Revenue
4.50%, 07/01/2020	1,500,000	1,499,805
4.75%, 07/01/2024	2,000,000	1,962,220
5.00%, 07/15/2020	1,000,000	999,850
5.00%, 07/01/2027	3,000,000	3,597,720
5.00%, 07/01/2029	1,000,000	1,178,540
5.00%, 07/01/2031	1,750,000	2,051,648
5.00%, 07/01/2032	1,750,000	2,045,435
5.00%, 07/15/2035	800,000	784,032
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	219,942
5.00%, 11/15/2023	225,000	255,620
5.00%, 05/15/2028	410,000	474,964
5.00%, 11/15/2030	2,005,000	2,549,658
5.00%, 11/15/2033	400,000	484,068
5.00%, 11/15/2049	2,665,000	3,281,441
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,501,667
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,348,400
5.00%, 07/01/2028	1,750,000	2,073,033
5.00%, 07/01/2030	1,000,000	1,193,970
City of San Antonio TX Electric & Gas Systems Revenue
1.75%, 02/01/2049(1)	4,000,000	3,997,280
2.00%, 02/01/2033(1)	1,115,000	1,119,471
3.00%, 12/01/2045(1)	5,150,000	5,211,388
5.00%, 02/01/2030	1,000,000	1,241,700
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,944,749
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,400,142
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,715,867
4.00%, 08/15/2036	2,580,000	3,013,285
5.00%, 08/15/2033	2,955,000	3,725,457
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,074,090
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,848,870
5.00%, 02/15/2031	1,280,000	1,525,248
County of Travis TX
5.00%, 03/01/2038	5,545,000	7,011,209
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,034,000
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	389,766
1.25%, 02/15/2036(1)	1,190,000	1,189,286
1.40%, 02/15/2040(1)	1,000,000	999,240
1.40%, 02/15/2044(1)	1,000,000	999,240
2.13%, 02/15/2040(1)	10,000,000	10,070,900
5.00%, 02/15/2027	470,000	561,509
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	642,015
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,278,202

Dallas Independent School District
5.00%, 02/15/2036(1)	85,000	91,116
5.00%, 02/15/2036	1,045,000	1,120,188
5.00%, 02/15/2036(1)	2,180,000	2,315,095
5.00%, 02/15/2036(1)	2,175,000	2,331,491
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,140,150
Dallas/Fort Worth International Airport
5.00%, 11/01/2037	10,100,000	10,474,710
5.00%, 11/01/2038	3,110,000	3,224,386
5.00%, 11/01/2044	300,000	317,820
Denton Independent School District
0.00%, 08/15/2025	500,000	466,085
2.00%, 08/01/2044(1)	5,275,000	5,373,221
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,378,931
Forney Independent School District
5.00%, 02/15/2030	710,000	916,546
5.00%, 02/15/2031	1,000,000	1,286,410
5.00%, 02/15/2032	1,345,000	1,725,568
Fort Bend Independent School District
1.35%, 08/01/2042(1)	490,000	489,593
1.50%, 08/01/2042(1)	960,000	958,733
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	482,899
5.00%, 02/15/2026	1,365,000	1,637,550
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,716,417
5.00%, 10/01/2031	2,630,000	3,270,431
5.00%, 10/01/2033	1,205,000	1,481,282
5.00%, 10/01/2034	1,500,000	1,833,345
5.00%, 10/01/2052(1)	9,610,000	10,648,457
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	680,726
5.00%, 07/01/2042	25,000	27,070
Gulf Coast Authority
2.15%, 05/01/2028(1)	4,000,000	4,000,240
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,583,800
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2021	1,100,000	1,147,762
5.00%, 01/01/2043	180,000	179,743
5.00%, 07/01/2049(1)	1,290,000	1,396,954
5.00%, 07/01/2049(1)	1,480,000	1,680,436
5.00%, 07/01/2049(1)	5,000,000	5,970,050
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	2,963,249
Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,055,250
2.40%, 06/01/2030(1)	7,000,000	7,078,820
5.00%, 02/15/2030	1,000,000	1,190,370
Irving Hospital Authority
5.00%, 10/15/2035	625,000	722,156

Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,245,800
5.25%, 11/01/2040	3,015,000	2,959,072
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,074,901
5.00%, 05/15/2021	800,000	834,240
5.00%, 05/15/2022	1,025,000	1,104,561
5.00%, 05/15/2026	1,000,000	1,207,900
5.00%, 05/15/2036	1,425,000	1,753,320
5.00%, 05/15/2037	1,500,000	1,766,055
Lower Neches Valley Authority Industrial Development Corp.
0.70%, 11/01/2038(1)	11,495,000	11,495,000
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,084,830
2.50%, 08/01/2052(1)	1,135,000	1,139,915
2.50%, 08/01/2052(1)	7,145,000	7,166,006
Mission Economic Development Corp.
1.12%, 01/01/2026(1)	6,800,000	6,798,640
2.50%, 08/01/2020	3,000,000	3,003,450
4.63%, 10/01/2031(3)	4,055,000	4,138,249
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	54,064
5.00%, 09/15/2033	55,000	59,338
5.00%, 09/15/2034	55,000	59,181
5.00%, 09/15/2035	55,000	58,942
5.00%, 09/15/2036	75,000	80,153
5.00%, 09/15/2038	125,000	132,680
5.00%, 09/15/2043	380,000	399,923
5.00%, 09/15/2048	1,070,000	1,119,273
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	842,522
5.00%, 08/15/2026	200,000	242,944
5.00%, 08/15/2027	375,000	465,832
5.00%, 08/15/2030	3,500,000	4,307,800
5.00%, 04/01/2031	335,000	325,888
5.00%, 10/01/2031	160,000	153,250
5.00%, 11/01/2031	1,750,000	1,864,590
5.00%, 10/01/2034	185,000	173,032
5.00%, 07/01/2035	2,100,000	1,765,197
5.00%, 04/01/2036	355,000	332,330
5.00%, 10/01/2039	250,000	225,208
5.00%, 11/01/2040	1,100,000	1,150,545
5.00%, 07/01/2047	1,075,000	873,739
5.00%, 04/01/2048	1,250,000	1,089,075
5.00%, 07/01/2058	275,000	311,682
5.25%, 10/01/2049	575,000	509,916
5.50%, 11/15/2052	250,000	224,970
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	584,891
North East Independent School District
1.42%, 08/01/2040(1)	460,000	458,910
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,280,717
5.00%, 06/01/2028	1,050,000	1,305,644
5.00%, 06/01/2029	600,000	744,024

North Texas Tollway Authority
5.00%, 01/01/2023	235,000	258,180
5.00%, 01/01/2030	75,000	87,044
5.00%, 01/01/2030	6,250,000	6,956,563
5.00%, 01/01/2031	105,000	121,306
5.00%, 01/01/2031	500,000	577,945
5.00%, 01/01/2031	1,100,000	1,354,562
5.00%, 01/01/2031	1,900,000	2,114,795
5.00%, 01/01/2032	1,100,000	1,349,392
5.00%, 01/01/2033	500,000	600,225
5.00%, 01/01/2033	1,250,000	1,526,075
5.00%, 01/01/2033	3,150,000	3,573,770
5.00%, 01/01/2034	1,400,000	1,699,250
5.00%, 01/01/2035	1,500,000	1,809,030
5.00%, 01/01/2036	550,000	629,965
5.00%, 01/01/2039	170,000	193,538
5.00%, 01/01/2040	2,000,000	2,179,700
5.00%, 01/01/2043	3,600,000	4,216,644
Northside Independent School District
1.60%, 08/01/2049(1)	14,745,000	14,656,972
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,580,728
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,288,729
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	281,189
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,733,925
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,073,110
Port Beaumont Navigation District
4.00%, 01/01/2050(3)	1,035,000	798,875
Port of Port Arthur Navigation District
6.25%, 11/01/2040(1)	15,000,000	15,000,000
Prosper Independent School District
5.00%, 02/15/2040	1,000,000	1,255,070
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	951,313
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,292,530
State of Texas
1.85%, 08/01/2029(1)	1,155,000	1,155,393
2.25%, 08/01/2029(1)	4,295,000	4,301,099
4.00%, 08/27/2020	20,000,000	20,225,600
4.00%, 08/01/2021	1,240,000	1,284,838
4.00%, 10/01/2032	1,200,000	1,308,864
5.00%, 08/01/2025	2,035,000	2,306,998
5.00%, 08/01/2026	1,000,000	1,162,470
5.00%, 04/01/2027	5,000,000	6,056,300
5.00%, 04/01/2039	10,000,000	11,375,700
5.00%, 04/01/2042	2,755,000	2,966,667
5.50%, 08/01/2032	1,000,000	1,242,320

Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	322,644
5.00%, 07/01/2026	1,775,000	2,140,242
5.00%, 11/15/2035	1,015,000	905,380
5.00%, 11/15/2035	1,750,000	1,766,975
5.00%, 11/15/2037	4,400,000	5,166,876
5.00%, 11/15/2040	1,800,000	1,800,774
5.00%, 11/15/2040	1,650,000	1,849,238
5.00%, 11/15/2045	1,175,000	962,713
5.00%, 11/15/2046	1,615,000	1,799,788
5.75%, 12/01/2054	530,708	438,726
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,493,683
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,665,574	1,723,503
4.00%, 03/01/2050	1,770,000	1,950,044
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	482,386
5.25%, 12/15/2025	3,000,000	3,421,470
6.25%, 12/15/2026	7,385,000	8,133,322
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,191,550
5.00%, 12/15/2032	3,000,000	3,097,950
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	931,988
5.00%, 09/01/2034	945,000	957,276
5.00%, 09/01/2035	1,200,000	1,215,432
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,545,538
5.00%, 12/31/2055	2,755,000	2,903,798
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,898,345
Texas State University System
5.00%, 03/15/2026	800,000	966,856
5.00%, 03/15/2029	610,000	749,995
5.00%, 03/15/2032	1,325,000	1,617,123
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	592,614
0.00%, 08/01/2037	725,000	339,286
0.00%, 08/01/2038	800,000	353,600
0.00%, 08/01/2039	710,000	297,142
0.00%, 08/01/2040	1,500,000	592,980
5.00%, 08/01/2057	2,930,000	3,096,512
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,668,082
Texas Water Development Board
5.00%, 04/15/2030	6,225,000	7,962,460
5.00%, 04/15/2049	975,000	1,190,338
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	55,000	56,261
University of Houston
5.00%, 02/15/2030	860,000	992,930
University of Texas Revenues
4.00%, 08/15/2036	10,785,000	11,717,579
University of Texas System
5.00%, 08/15/2021	505,000	531,831

Uptown Development Authority
5.00%, 09/01/2033	715,000	811,997
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	566,280
4.00%, 12/01/2031	560,000	606,978
4.00%, 12/01/2032	580,000	627,850
4.00%, 12/01/2033	605,000	646,303

Total Texas		560,618,396

Utah – 0.19%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,134,920
5.00%, 07/01/2026	1,700,000	1,963,160
5.00%, 07/01/2026	3,000,000	3,464,400
5.25%, 07/01/2048	3,000,000	3,433,830
Utah Charter School Finance Authority
4.50%, 06/15/2027(3)	1,000,000	969,410

Total Utah		10,965,720

Vermont – 0.08%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,118,540
5.00%, 10/15/2029	890,000	984,162
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	918,568
5.00%, 06/15/2026	500,000	584,805
5.00%, 06/15/2027	700,000	815,346

Total Vermont		4,421,421

Virgin Islands – 0.06%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,246,420

Total Virgin Islands		3,246,420

Virginia – 1.61%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,370,362
5.00%, 07/01/2046	3,985,000	4,362,539
5.00%, 07/01/2051	1,095,000	1,194,514
City of Chesapeake VA
5.00%, 08/01/2036	1,500,000	1,991,325
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,807,148
County of Botetourt VA
4.75%, 07/01/2023	80,000	80,462
6.00%, 07/01/2034	1,500,000	1,561,275
County of Loudoun VA
5.00%, 12/01/2023	825,000	939,881
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,250,247
5.00%, 05/15/2044	975,000	1,104,441
Franklin County Industrial Development Authority
3.00%, 10/15/2023	2,000,000	2,016,720
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	568,455
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	966,060
5.00%, 07/01/2047	2,000,000	1,922,200

Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	985,620
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070,000	3,031,963
5.00%, 01/01/2046	240,000	241,087
5.00%, 01/01/2049	500,000	502,515
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	804,210
5.00%, 04/01/2031	400,000	449,904
5.00%, 04/01/2032	700,000	783,909
5.00%, 04/01/2033	350,000	390,642
5.00%, 04/01/2034	925,000	1,027,425
Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	53,421
5.00%, 06/15/2030	150,000	178,518
5.00%, 06/15/2033	150,000	176,942
5.00%, 06/15/2034	500,000	587,805
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	461,640
Virginia College Building Authority
5.00%, 02/01/2023	700,000	773,304
5.00%, 09/01/2023	1,000,000	1,125,400
5.00%, 02/01/2024	2,475,000	2,816,748
5.00%, 02/01/2026	1,000,000	1,200,980
5.00%, 02/01/2030	1,500,000	1,889,640
5.00%, 07/01/2030(3)	500,000	503,860
5.00%, 07/01/2045(3)	500,000	462,845
5.00%, 07/01/2045(3)	1,000,000	925,690
5.25%, 07/01/2035(3)	1,000,000	999,920
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,076,150
5.00%, 09/15/2023	2,500,000	2,826,025
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,111,030
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,142,579
5.00%, 08/01/2022	1,490,000	1,621,373
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,720,430
5.00%, 08/01/2022	3,275,000	3,566,147
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,007,240
5.00%, 01/01/2040	3,540,000	3,553,133
5.00%, 01/01/2040	4,135,000	4,150,465
5.00%, 01/01/2048(1)(3)	500,000	500,555
5.00%, 07/01/2049	1,890,000	1,884,387
5.00%, 12/31/2049	500,000	545,670
5.00%, 12/31/2052	880,000	958,461
5.00%, 12/31/2056	4,455,000	4,846,416
5.50%, 01/01/2042	6,590,000	6,686,609
Wise County Industrial Development Authority
1.88%, 11/01/2040(1)	6,700,000	6,691,424
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	613,950

Total Virginia		94,011,661

Washington – 3.05%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,094,270
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,479,900
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,133,597
City of Kent WA
5.00%, 12/01/2027	695,000	844,536
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,911,808
5.20% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,046,200
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	805,585
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	549,654
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	453,063
5.00%, 01/01/2023	375,000	413,168
5.00%, 01/01/2023	750,000	826,335
5.00%, 01/01/2024	395,000	449,178
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	812,051
5.00%, 12/01/2031	925,000	1,175,675
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,257,600
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	6,031,135
King County Housing Authority
4.00%, 11/01/2031	1,640,000	1,935,676
4.00%, 11/01/2032	1,705,000	2,006,990
5.00%, 11/01/2027	1,000,000	1,240,880
5.00%, 11/01/2028	1,430,000	1,811,381
5.00%, 11/01/2029	750,000	964,500
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,372,865
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,994,288
5.00%, 12/01/2036	3,205,000	3,983,879
5.00%, 12/01/2037	1,425,000	1,765,432
5.00%, 12/01/2038	865,000	1,068,699
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,224,536
Port of Seattle WA
5.00%, 07/01/2024	595,000	657,665
5.00%, 04/01/2029	5,050,000	6,211,399
5.00%, 04/01/2034	1,000,000	1,127,140
5.00%, 04/01/2036	3,000,000	3,570,780
5.00%, 01/01/2037	3,500,000	4,210,920
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,786,050
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,392,146

State of Washington
5.00%, 09/01/2021	2,670,000	2,814,500
5.00%, 08/01/2027	235,000	286,458
5.00%, 08/01/2027	550,000	652,872
5.00%, 08/01/2028	235,000	285,821
5.00%, 08/01/2030	235,000	284,869
5.00%, 08/01/2032	1,505,000	1,901,929
5.00%, 08/01/2033	4,335,000	5,464,831
5.00%, 06/01/2034	660,000	826,201
5.00%, 02/01/2036	1,800,000	2,167,902
5.00%, 07/01/2036	1,505,000	1,866,862
5.00%, 02/01/2037	2,725,000	3,481,079
5.00%, 06/01/2044	830,000	1,038,396
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	866,356
5.00%, 12/01/2031	1,100,000	1,398,100
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	534,445
5.00%, 06/01/2024	1,000,000	1,067,560
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,306,032
5.00%, 08/15/2023	650,000	730,483
5.00%, 10/01/2024	465,000	500,614
5.00%, 07/01/2025	360,000	425,372
5.00%, 08/01/2028	1,005,000	1,195,216
5.00%, 07/01/2029	115,000	142,699
5.00%, 07/01/2030	410,000	507,022
5.00%, 08/01/2030	3,500,000	4,014,430
5.00%, 08/15/2030	1,000,000	1,192,540
5.00%, 08/15/2031	845,000	1,004,342
5.00%, 08/15/2032	385,000	455,771
5.00%, 07/01/2034	105,000	127,843
5.00%, 10/01/2038	11,320,000	12,999,775
5.00%, 07/01/2042	2,060,000	2,434,879
5.00%, 08/01/2049(1)	10,480,000	12,035,546
5.76% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,105,100
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,085,131
5.00%, 10/01/2033	735,000	814,035
Washington State Housing Finance Commission
1.55%, 07/01/2022(1)	10,000,000	10,054,600
2.38%, 01/01/2026(3)	600,000	535,476
4.00%, 07/01/2026(3)	1,155,000	1,127,476
5.00%, 01/01/2024(3)	180,000	183,557
5.00%, 01/01/2025(3)	375,000	383,393
5.00%, 01/01/2026(3)	300,000	307,197
5.00%, 07/01/2031(3)	1,000,000	1,011,690
5.00%, 07/01/2053(3)	400,000	350,916
5.00%, 01/01/2055(3)	775,000	730,003
5.26% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	9,996,700
Washington State University
5.00%, 04/01/2029	1,285,000	1,460,351
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,279,280

Total Washington		178,044,631

West Virginia – 0.21%
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	203,536
5.75%, 06/01/2043(3)	200,000	204,096
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,359,776
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,617,188
West Virginia Economic Development Authority
1.70%, 01/01/2041(1)	1,515,000	1,510,637
5.38%, 12/01/2038	885,000	897,302
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	758,669
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	753,519
5.00%, 07/01/2024	500,000	576,605
5.00%, 07/01/2032	940,000	1,119,831

Total West Virginia		12,001,159

Wisconsin – 1.84%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	677,981
5.00%, 11/15/2032	500,000	593,350
Public Finance Authority
1.12%, 10/01/2025(1)	900,000	899,316
3.00%, 04/01/2025(3)	425,000	410,410
4.00%, 08/01/2035(5)	5,250,000	4,666,305
4.13%, 05/01/2026(3)	775,000	739,792
5.00%, 05/15/2021(3)	185,000	187,281
5.00%, 12/01/2025	1,000,000	1,014,210
5.00%, 05/15/2028(3)	200,000	209,372
5.00%, 05/01/2029(3)	2,330,000	2,340,508
5.00%, 06/15/2034	500,000	570,070
5.00%, 07/01/2035	5,000,000	6,102,000
5.00%, 06/15/2037(3)	1,130,000	1,074,811
5.00%, 07/01/2037	825,000	877,000
5.00%, 06/15/2039(3)	410,000	401,546
5.00%, 06/15/2039	500,000	559,450
5.00%, 04/01/2040(3)	400,000	400,936
5.00%, 01/01/2042	600,000	630,846
5.00%, 10/01/2043(3)	170,000	169,534
5.00%, 10/01/2044	2,015,000	2,432,730
5.00%, 10/01/2048(3)	705,000	696,554
5.00%, 06/15/2049(3)	420,000	398,370
5.00%, 06/15/2049(3)	750,000	671,768
5.00%, 06/15/2049	1,100,000	1,212,717
5.00%, 04/01/2050(3)	550,000	536,646
5.00%, 10/01/2053(3)	1,175,000	1,150,677
5.00%, 06/15/2054(3)	455,000	423,368
5.00%, 05/01/2055(3)	2,000,000	1,747,740
5.20%, 06/01/2037	500,000	448,825
5.25%, 05/15/2037(3)	500,000	517,980
5.25%, 05/15/2042(3)	60,000	61,609
5.25%, 10/01/2043	2,105,000	2,302,281

5.25%, 05/15/2047(3)	60,000	61,354
5.25%, 10/01/2048	2,105,000	2,287,861
5.25%, 05/15/2052(3)	115,000	117,249
5.30%, 06/01/2047	500,000	437,360
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,233,540
5.00%, 05/01/2023	4,000,000	4,467,080
5.00%, 05/01/2024	7,470,000	8,613,956
5.00%, 05/01/2025	5,335,000	6,275,774
5.00%, 05/01/2034	2,400,000	2,837,856
Tender Option Bond Trust Receipts/Certificates
4.86%, 01/01/2026(1)(3)	9,020,000	9,020,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,200,527
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	390,000	365,017
2.83%, 11/01/2028	605,000	569,359
4.00%, 02/15/2025	270,000	304,287
4.00%, 02/15/2026	510,000	581,186
4.00%, 02/15/2031	460,000	524,207
4.00%, 02/15/2033	550,000	626,769
5.00%, 05/01/2022	550,000	586,663
5.00%, 10/01/2022	330,000	355,585
5.00%, 12/01/2022	560,000	611,794
5.00%, 11/01/2024	155,000	159,267
5.00%, 04/01/2025	2,000,000	2,346,360
5.00%, 04/01/2026	1,000,000	1,201,040
5.00%, 02/15/2027	300,000	357,213
5.00%, 04/01/2027	1,700,000	2,088,722
5.00%, 10/01/2027	580,000	695,745
5.00%, 11/01/2027	100,000	103,048
5.00%, 04/01/2028	900,000	1,129,122
5.00%, 10/01/2028	700,000	851,193
5.00%, 11/01/2029	760,000	780,345
5.00%, 04/01/2030	1,670,000	2,110,112
5.00%, 12/15/2033	1,450,000	1,828,232
5.00%, 09/01/2036	335,000	382,624
5.00%, 09/15/2037	650,000	651,319
5.00%, 09/15/2050	645,000	622,502
5.00%, 08/15/2054(1)	1,260,000	1,345,063
5.36% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,040,840
Wisconsin Housing & Economic Development Authority
1.55%, 11/01/2038(1)	1,750,000	1,751,732
1.60%, 11/01/2048(1)	6,000,000	5,993,340

Total Wisconsin		107,641,226

Total Municipal Bonds (Cost: $5,527,880,492)		5,582,994,539

	Shares	Value
SHORT-TERM INVESTMENTS – 4.18%
Money Market Funds – 4.15%
Fidelity Institutional Money Market Government Fund - Class I, 0.34%(6)	242,503,431	242,503,431

Total Money Market Funds (Cost: $242,503,431)		242,503,431

	Principal Amount	Value
Time Deposits – 0.03%
ANZ, London, 0.15% due 04/01/2020	$1,774,250	1,774,250

Total Time Deposits (Cost: $1,774,250)		1,774,250

Total Short-Term Investments (Cost: $244,277,681)		244,277,681

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $5,772,158,173)		5,827,272,220

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.18%		10,365,093

TOTAL NET ASSETS – 100.00%		$5,837,637,313

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(2)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2020.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $144,591,829, which represents 2.48% of total net assets.

(4)	Security in default as of March 31, 2020. The value of these securities totals $15,117,475, which represents 0.26% of total net assets.
(5)	Security that is restricted at March 31, 2020. The value of the restricted security totals $7,594,347, which represents 0.13% of total net assets.
(6)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	8.34%
General Obligation	16.13%
General Revenue	26.49%
Healthcare	16.59%
Housing	4.84%
Transportation	14.95%
Utilities	8.30%

Total Municipal Bonds	95.64%

SHORT-TERM INVESTMENTS	4.18%

TOTAL INVESTMENTS	99.82%
Other Assets In Excess Of Liabilities	0.18%

TOTAL NET ASSETS	100%

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$486,873,616	$—	$486,873,616
General Obligation	—	941,721,418	—	941,721,418
General Revenue	—	1,546,601,757	—	1,546,601,757
Healthcare	—	968,519,697	—	968,519,697
Housing	—	282,320,173	—	282,320,173
Transportation	—	872,427,972	—	872,427,972
Utilities	—	484,529,906	—	484,529,906
Short-Term Investments
Money Market Funds	242,503,431	—	—	242,503,431
Time Deposits	—	1,774,250	—	1,774,250

Total Assets	$242,503,431	$5,584,768,789	$—	$5,827,272,220